As filed with the Securities and Exchange Commission on June 6, 2014

Investment Company Act File Number 811-8312

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Daily Income Fund

(Exact name of registrant as specified in charter)

1411 Broadway

New York, NY 10018

(Address of principal executive offices)             (Zip code)

Christine Manna

c/o Reich & Tang Asset Management, LLC

1411 Broadway

New York, New York 10018

(Name and address of agent for service)

Registrant’s telephone number, including area code: 212-830-5200

Date of fiscal year end:           March 31

Date of reporting period:         March 31, 2014

Item 1:	Report to Stockholders

Daily Income Fund

The Notice of the Reich & Tang Privacy Policy is included with this Shareholder Report but is not part of the Shareholder Report.

1411 BROADWAY, 28TH FLOOR NEW YORK, NY 10018 (212) 830-5200	ANNUAL REPORT MARCH 31, 2014

Daily Income Fund Table of Contents

SHAREHOLDER LETTER	3

EXPENSE CHART	4

SCHEDULE OF INVESTMENTS

Daily Income Fund Money Market Portfolio	7

Daily Income Fund

Shareholder Letter

Dear Shareholder:

This past year gave us a taste of “more of the same” in our markets vis a vis short-term interest rates. In short, they remained at their historic lows for the entire year. Notwithstanding a few twists and turns along the way such as the unqualified hysteria surrounding a potential default by the U.S. Treasury in the latter part of 2013 and to a much lesser extent in early 2014, the funds remained steady and performed as they should – conservatively. Our credit and portfolio management teams deftly navigated the funds without incident and have continued to demonstrate competitive returns in a significantly depressed rate environment.

The Fed’s Quantitative Easing (QE) program that began to unwind in January 2014 continues its pace with the potential of being fully unwound by the end of the year. The eventual end to the Fed’s buying spree will mark the end of the second phase on the path to a rise in short-term rates. When the mortgage and Treasury buying is complete, the Fed will need to take some time to evaluate its effect on the overall economy, and coupled with jobs reports, the prospect of inflation, and other market data, make a determination as to whether they will tighten their monetary policy and allow rates to move upwards. As of right now, we cannot determine how long the waiting period will be, however we would expect a rise in rates could begin sometime in mid-2015.

The SEC’s money market mutual fund reform discussions remain at the fore and have laid focus on the differentiation between retail and institutional investors. We have stated publically on numerous occasions that we believe Reich & Tang’s shareholders will likely be minimally affected by potential reform measures as its shareholder base is comprised of approximately 85%-92% retail investors. While we are highly sensitive to any reform measures related to money funds we continue to manage our funds and grow our shareholder base as “business as usual”.

Despite a lingering depressed short-term interest rate environment, the funds have performed competitively. The process is unfolding as we have predicted and reported on throughout the year – economic numbers are firming, QE is dissipating, and we are that much closer to the long awaited day when short-term rates will rise from the ashes and reward the patience of our valued shareholders. As always, please let us know how we can best support your cash management needs.

Sincerely,

Michael P. Lydon

President

Expense Chart For The Six Months Ended March 31, 2014 (Unaudited)

As a shareholder of the Portfolio, you incur the following ongoing costs: management fees and other Portfolio expenses. You may also incur distribution and/or service (12b-1) fees. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period October 1, 2013 through March 31, 2014.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads), redemption fees, or exchange fees that you may incur in other mutual funds. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

DAILY INCOME FUND MONEY MARKET PORTFOLIO

Institutional Class Shares (“Institutional Shares”)	Beginning Account Value 10/01/2013	Ending Account Value 3/31/2014	Expenses Paid During the Period*	Annualized Expense Ratio*
Actual	$1,000.00	$1,000.20	$1.00	0.20%
Hypothetical (5% return before expenses)	$1,000.00	$1,023.93	$1.01	0.20%

Institutional Service Class Shares (“Institutional Service Shares”)	Beginning Account Value 10/01/2013	Ending Account Value 3/31/2014	Expenses Paid During the Period*	Annualized Expense Ratio*
Actual	$1,000.00	$1,000.00	$1.10	0.22%
Hypothetical (5% return before expenses)	$1,000.00	$1,023.83	$1.11	0.22%

Investor Class Shares (“Investor Shares”)	Beginning Account Value 10/01/2013	Ending Account Value 3/31/2014	Expenses Paid During the Period*	Annualized Expense Ratio*
Actual	$1,000.00	$1,000.00	$1.10	0.22%
Hypothetical (5% return before expenses)	$1,000.00	$1,023.83	$1.11	0.22%

Investor Service Class Shares (“Investor Service Shares”)	Beginning Account Value 10/01/2013	Ending Account Value 3/31/2014	Expenses Paid During the Period*	Annualized Expense Ratio*
Actual	$1,000.00	$1,000.00	$1.10	0.22%
Hypothetical (5% return before expenses)	$1,000.00	$1,023.83	$1.11	0.22%

Retail Class Shares (“Retail Shares”)	Beginning Account Value 10/01/2013	Ending Account Value 3/31/2014	Expenses Paid During the Period*	Annualized Expense Ratio*
Actual	$1,000.00	$1,000.00	$1.10	0.22%
Hypothetical (5% return before expenses)	$1,000.00	$1,023.83	$1.11	0.22%

Advantage Primary Liquidity Fund (“Advantage Shares”)	Beginning Account Value 10/01/2013	Ending Account Value 3/31/2014	Expenses Paid During the Period*	Annualized Expense Ratio*
Actual	$1,000.00	$1,000.10	$1.05	0.21%
Hypothetical (5% return before expenses)	$1,000.00	$1,023.88	$1.06	0.21%

money market Xpress Fund (“Xpress Shares”)	Beginning Account Value 10/01/2013	Ending Account Value 3/31/2014	Expenses Paid During the Period*	Annualized Expense Ratio*
Actual	$1,000.00	$1,000.00	$1.10	0.22%
Hypothetical (5% return before expenses)	$1,000.00	$1,023.83	$1.11	0.22%

Expense Chart For The Six Months Ended March 31, 2014 (Unaudited) (Continued)

DAILY INCOME FUND MONEY MARKET PORTFOLIO (CONTINUED)

Fiduciary Class Shares (“Fiduciary Shares”)	Beginning Account Value 10/01/2013	Ending Account Value 3/31/2014	Expenses Paid During the Period*	Annualized Expense Ratio*
Actual	$1,000.00	$1,000.10	$1.05	0.21%
Hypothetical (5% return before expenses)	$1,000.00	$1,023.88	$1.06	0.21%

Investor Select Class Shares (“Investor Select Shares”)	Beginning Account Value 10/01/2013	Ending Account Value 3/31/2014	Expenses Paid During the Period*	Annualized Expense Ratio*
Actual	$1,000.00	$1,000.10	$1.05	0.21%
Hypothetical (5% return before expenses)	$1,000.00	$1,023.88	$1.06	0.21%

DAILY INCOME FUND U.S. TREASURY PORTFOLIO

Institutional Class Shares (“Institutional Shares”)	Beginning Account Value 10/01/2013	Ending Account Value 3/31/2014	Expenses Paid During the Period*	Annualized Expense Ratio*
Actual	$1,000.00	$1,000.00	$0.25	0.05%
Hypothetical (5% return before expenses)	$1,000.00	$1,024.68	$0.25	0.05%

Institutional Service Class Shares (“Institutional Service Shares”)	Beginning Account Value 10/01/2013	Ending Account Value 3/31/2014	Expenses Paid During the Period*	Annualized Expense Ratio*
Actual	$1,000.00	$1,000.00	$0.25	0.05%
Hypothetical (5% return before expenses)	$1,000.00	$1,024.68	$0.25	0.05%

Investor Class Shares (“Investor Shares”)	Beginning Account Value 10/01/2013	Ending Account Value 3/31/2014	Expenses Paid During the Period*	Annualized Expense Ratio*
Actual	$1,000.00	$1,000.00	$0.25	0.05%
Hypothetical (5% return before expenses)	$1,000.00	$1,024.68	$0.25	0.05%

Investor Service Class Shares (“Investor Service Shares”)	Beginning Account Value 10/01/2013	Ending Account Value 3/31/2014	Expenses Paid During the Period*	Annualized Expense Ratio*
Actual	$1,000.00	$1,000.00	$0.25	0.05%
Hypothetical (5% return before expenses)	$1,000.00	$1,024.68	$0.25	0.05%

Retail Class Shares (“Retail Shares”)	Beginning Account Value 10/01/2013	Ending Account Value 3/31/2014	Expenses Paid During the Period*	Annualized Expense Ratio*
Actual	$1,000.00	$1,000.00	$0.25	0.05%
Hypothetical (5% return before expenses)	$1,000.00	$1,024.68	$0.25	0.05%

Fiduciary Class Shares (“Fiduciary Shares”)	Beginning Account Value 10/01/2013	Ending Account Value 3/31/2014	Expenses Paid During the Period*	Annualized Expense Ratio*
Actual	$1,000.00	$1,000.00	$0.25	0.05%
Hypothetical (5% return before expenses)	$1,000.00	$1,024.68	$0.25	0.05%

Investor Select Class Shares (“Investor Select Shares”)	Beginning Account Value 10/01/2013	Ending Account Value 3/31/2014	Expenses Paid During the Period*	Annualized Expense Ratio*
Actual	$1,000.00	$1,000.00	$0.25	0.05%
Hypothetical (5% return before expenses)	$1,000.00	$1,024.68	$0.25	0.05%

DAILY INCOME FUND U.S. GOVERNMENT PORTFOLIO

Institutional Class Shares (“Institutional Shares”)	Beginning Account Value 10/01/2013	Ending Account Value 3/31/2014	Expenses Paid During the Period*	Annualized Expense Ratio*
Actual	$1,000.00	$1,000.00	$0.40	0.08%
Hypothetical (5% return before expenses)	$1,000.00	$1,024.53	$0.40	0.08%

Expense Chart For The Six Months Ended March 31, 2014 (Unaudited) (Continued)

DAILY INCOME FUND U.S. GOVERNMENT PORTFOLIO (CONTINUED)

Institutional Service Class Shares (“Institutional Service Shares”)	Beginning Account Value 10/01/2013	Ending Account Value 3/31/2014	Expenses Paid During the Period*	Annualized Expense Ratio*
Actual	$1,000.00	$1,000.00	$0.40	0.08%
Hypothetical (5% return before expenses)	$1,000.00	$1,024.53	$0.40	0.08%

Retail Class Shares (“Retail Shares”)	Beginning Account Value 10/01/2013	Ending Account Value 3/31/2014	Expenses Paid During the Period*	Annualized Expense Ratio*
Actual	$1,000.00	$1,000.00	$0.40	0.08%
Hypothetical (5% return before expenses)	$1,000.00	$1,024.53	$0.40	0.08%

Advantage Government Liquidity Fund (“Advantage Shares”)	Beginning Account Value 10/01/2013	Ending Account Value 3/31/2014	Expenses Paid During the Period*	Annualized Expense Ratio*
Actual	$1,000.00	$1,000.00	$0.40	0.08%
Hypothetical (5% return before expenses)	$1,000.00	$1,024.53	$0.40	0.08%

Fiduciary Class Shares (“Fiduciary Shares”)	Beginning Account Value 10/01/2013	Ending Account Value 3/31/2014	Expenses Paid During the Period*	Annualized Expense Ratio*
Actual	$1,000.00	$1,000.00	$0.40	0.08%
Hypothetical (5% return before expenses)	$1,000.00	$1,024.53	$0.40	0.08%

Investor Select Class Shares (“Investor Select Shares”)	Beginning Account Value 10/01/2013	Ending Account Value 3/31/2014	Expenses Paid During the Period*	Annualized Expense Ratio*
Actual	$1,000.00	$1,000.00	$0.40	0.08%
Hypothetical (5% return before expenses)	$1,000.00	$1,024.53	$0.40	0.08%

DAILY INCOME FUND MUNICIPAL PORTFOLIO

Institutional Class Shares (“Institutional Shares”)	Beginning Account Value 10/01/2013	Ending Account Value 3/31/2014	Expenses Paid During the Period*	Annualized Expense Ratio*
Actual	$1,000.00	$1,000.10	$0.60	0.12%
Hypothetical (5% return before expenses)	$1,000.00	$1,024.33	$0.61	0.12%

Institutional Service Class Shares (“Institutional Service Shares”)	Beginning Account Value 10/01/2013	Ending Account Value 3/31/2014	Expenses Paid During the Period*	Annualized Expense Ratio*
Actual	$1,000.00	$1,000.00	$0.60	0.12%
Hypothetical (5% return before expenses)	$1,000.00	$1,024.33	$0.61	0.12%

Investor Service Class Shares (“Investor Service Shares”)	Beginning Account Value 10/01/2013	Ending Account Value 3/31/2014	Expenses Paid During the Period*	Annualized Expense Ratio*
Actual	$1,000.00	$1,000.00	$0.60	0.12%
Hypothetical (5% return before expenses)	$1,000.00	$1,024.33	$0.61	0.12%

Retail Class Shares (“Retail Shares”)	Beginning Account Value 10/01/2013	Ending Account Value 3/31/2014	Expenses Paid During the Period*	Annualized Expense Ratio*
Actual	$1,000.00	$1,000.00	$0.60	0.12%
Hypothetical (5% return before expenses)	$1,000.00	$1,024.33	$0.61	0.12%

Advantage Municipal Liquidity Fund (“Advantage Shares”)	Beginning Account Value 10/01/2013	Ending Account Value 3/31/2014	Expenses Paid During the Period*	Annualized Expense Ratio*
Actual	$1,000.00	$1,000.00	$0.60	0.12%
Hypothetical (5% return before expenses)	$1,000.00	$1,024.33	$0.61	0.12%

*	Expenses are equal to the Class’ annualized expense ratio (for the six-month period), multiplied by the average account value over the period, multiplied by 182/365 to reflect the one-half year period. Expenses are based on the most recent fiscal half year; therefore, the expense ratio stated above my differ from the expense ratio stated in the financial highlights, which is based on one-year data. The Class’ total return would have been lower had certain expenses not been waived during the period.

Daily Income Fund Money Market Portfolio

Schedule of Investments March 31, 2014

Face Amount	Security Description	Value (Note 1)
ASSET BACKED COMMERCIAL PAPER (16.79%) (1)

$100,000,000	Anglesea Funding LLC, 0.31%, 05/09/14 (2)	$100,000,000

155,000,000	Anglesea Funding LLC, 0.33%, 07/25/14 (3)	155,000,000

55,000,000	Anglesea Funding LLC, 0.28%, 12/02/14 (4)	55,000,000

75,000,000	Chesham Finance LLC, 0.12%, 04/03/14	74,999,500

225,000,000	Chesham Finance LLC, 0.28%, 10/16/14 (5)	225,000,000

225,000,000	Ebury Finance LLC., 0.28%, 11/04/14 (6)	225,000,000

225,000,000	Halkin Finance LLC, 0.28%, 12/12/14 (7)	225,000,000

1,060,000,000	Total Asset Backed Commercial Paper	1,059,999,500

COMMERCIAL PAPER (9.33%)

$35,000,000	Commonwealth Bank of Australia, 0.26%, 04/04/14 (8)	$35,000,000

125,000,000	Dexia Credit Local, 0.28%, 09/18/14 Guaranteed by Belgium, France & Luxembourg	124,834,722

215,000,000	Nederlandse Waterschapsbank N.V., 0.28%, 08/14/14 (9)	215,000,000

43,750,000	Private Export Funding Corporation, 0.26%, 05/22/14	43,733,885

36,000,000	Private Export Funding Corporation, 0.28%, 10/10/14	35,946,240

65,000,000	Private Export Funding Corporation, 0.30%, 11/06/14	64,881,375

25,000,000	Private Export Funding Corporation, 0.30%, 11/10/14	24,953,542

45,000,000	Private Export Funding Corporation, 0.30%, 11/25/14	44,910,750

589,750,000	Total Commercial Paper	589,260,514

FLOATING RATE SECURITIES (25.50%)

$65,000,000	Bank of Montreal, 0.25%, 06/26/14 (10)	$65,000,000

180,000,000	Bank of Tokyo-Mitsubishi UFJ Ltd., 0.33%, 06/23/14 (11)	180,000,000

Face Amount	Security Description	Value (Note 1)
FLOATING RATE SECURITIES (CONTINUED)

$194,000,000	China Construction Bank Corp., 0.41%, 07/20/15 (12)	$194,000,000

65,000,000	Dexia Credit Local, 0.44%, 12/11/14 (13) Guaranteed by Belgium, France & Luxembourg	65,000,000

85,000,000	JPMorgan Chase Bank, N.A., 0.35%, 04/07/15 (14)	85,000,000

200,000,000	National Australian Bank Ltd., 0.22%, 10/23/14 (15)	200,000,000

75,000,000	Nederlandse Waterschapsbank N.V., 0.24%, 11/03/14 (16)	75,000,000

208,900,000	Societe Generale S.A., 0.28%, 02/02/15 (17)	208,900,000

17,350,000	SSIF Nevada, LP, 0.25%, 04/14/14 (18) Guaranteed by Bank of Nova Scotia	17,354,449

94,830,000	SSIF Nevada, LP, 0.34%, 04/14/14 (19) Guaranteed by Bank of Nova Scotia	94,851,644

60,000,000	Standard Chartered Bank, 0.29%, 04/16/14 (20)	60,000,000

60,000,000	Toronto-Dominion Bank, 0.20%, 06/17/14 (21)	60,000,000

71,000,000	Toyota Motor Credit Corp., 0.26%, 04/07/14 (22)	71,000,000

234,200,000	Westpac Banking Corp., 0.25%, 08/15/14 (23)	234,200,000

1,610,280,000	Total Floating Rate Securities	1,610,306,093

TIME DEPOSIT (15.19%)

$310,000,000	Abbey National Treasury Services PLC, 0.05%, 04/01/14	$310,000,000

150,000,000	Canadian Imperial Bank of Commerce, 0.01%, 04/01/14	150,000,000

279,000,000	Credit Agricole S.A., 0.04%, 04/01/14	279,000,000

5,000,000	National Bank of Kuwait S.A.K, 0.04%, 04/01/14	5,000,000

215,000,000	Skandinaviska Enskilda Banken AB, 0.02%, 04/01/14	215,000,000

959,000,000	Total Time Deposit	959,000,000

The accompanying notes are an integral part of these financial statements.

Daily Income Fund Money Market Portfolio

Schedule of Investments March 31, 2014 (Continued)

Face Amount	Security Description	Value (Note 1)
U.S. GOVERNMENT OBLIGATIONS (2.69%)

$95,000,000	U.S. Treasury Bill, 0.01%, 04/03/14	$94,999,974

75,000,000	U.S. Treasury Bill, 0.02%, 04/10/14	74,999,625

170,000,000	Total U.S. Government Obligations	169,999,599

VARIABLE RATE DEMAND INSTRUMENTS (3.19%) (24)

$770,000	Central Michigan Inns, LLC (Pohlcat Inc) – Series 2000A, 0.20%, 04/01/30 LOC Wells Fargo Bank, N.A.	$770,000

2,250,000	Columbus, GA Development Authority RB (Columbus Economic Development Corporation/Bricken Financial Project) – Series 2006, 0.20%, 02/01/26 LOC Wells Fargo Bank, N.A.	2,250,000

45,262,720	Federal Home Loan Mortgage Corporation Multifamily Class A Certificates – Series M006, 0.24%, 01/15/42	45,262,720

2,993,111	Federal Home Loan Mortgage Corporation Multifamily Class A Certificates – Series M004, 0.24%, 10/15/45	2,993,111

2,500,000	Healtheum, LLC Series 2004, 0.11%, 11/01/29 LOC Wells Fargo Bank, N.A.	2,500,000

680,000	Kit Carson County, CO Agricultural Development RB (Midwest Farms, LLC) – Series 1997, 0.08%, 06/01/27 LOC Wells Fargo Bank, N.A.	680,000

1,770,000	Lauren Company, LLC – Series 2003, 0.20%, 07/01/33 LOC Wells Fargo Bank, N.A.	1,770,000

68,410,000	Lower Neches Valley Authority Industrial Development Corporation, TX RB (ExxonMobil Project) – Series 2010, 0.05%, 11/01/38	68,410,000

2,500,000	Mississippi Business Finance Corporation IDRB (Attala Steel Industries, LLC Project) – Series 2005, 0.14%, 07/01/20 Guaranteed by Federal Home Loan Bank	2,500,000

Face Amount	Security Description	Value (Note 1)
VARIABLE RATE DEMAND INSTRUMENTS (CONTINUED)

$3,260,000	Montgomery County, PA MHRB (Brookside Manor Apartments) – Series 2001A, 0.15%, 08/15/31 Collateralized by Federal National Mortgage Association	$3,260,000

6,900,000	Olathe, KS IDRB (Diamant Board Project) – Series 1997B, 0.41%, 03/01/27 LOC Svenska Handelsbanken	6,900,000

4,380,000	Rural Electric Cooperative Grantor Trust Certificates (Kansas Electric Power Cooperative, Inc.) – Series 1997, 0.55%, 12/18/17 LOC U.S. Government	4,380,000

20,000,000	State Board of Regents of the State of Utah (Student Loan RB) – Senior Series 2014A, 0.10%, 02/01/49 LOC Royal Bank of Canada	20,000,000

39,790,000	The City of New York GO Bonds – Fiscal 2013 Series A, Subseries A-3, 0.06%, 10/01/40 LOC Mizuho Corporate Bank, Ltd.	39,790,000

201,465,831	Total Variable Rate Demand Instruments	201,465,831

YANKEE CERTIFICATES OF DEPOSIT (27.31%)

$130,000,000	Bank of Tokyo-Mitsubishi UFJ Ltd., 0.10%, 04/07/14	$130,000,000

100,000,000	China Construction Bank Corp., 0.25%, 04/07/14	100,000,000

100,000,000	Industrial and Commercial Bank of China Ltd., 0.40%, 04/24/14	100,000,000

224,000,000	Industrial and Commercial Bank of China Ltd., 0.40%, 05/09/14	224,000,000

150,000,000	National Bank of Kuwait S.A.K, 0.15%, 04/03/14	150,000,083

160,000,000	National Bank of Kuwait S.A.K, 0.26%, 05/13/14	160,000,933

200,000,000	Norinchukin Bank, 0.22%, 05/29/14	200,000,000

100,000,000	Rabobank Nederland, 0.28%, 11/13/14	100,000,000

310,000,000	Sumitomo Mitsui Banking Corp., 0.08%, 04/04/14	310,000,000

The accompanying notes are an integral part of these financial statements.

Daily Income Fund Money Market Portfolio

Schedule of Investments March 31, 2014 (Continued)

Face Amount	Security Description	Value (Note 1)
YANKEE CERTIFICATES OF DEPOSIT (CONTINUED)

$250,000,000	Toronto-Dominion Bank, 0.25%, 10/10/14	$250,000,000

1,724,000,000	Total Yankee Certificates of Deposit	1,724,001,016

	Total Investments (100.00%) (cost $6,314,032,553†)	6,314,032,553
	Cash and other assets, net of liabilities (0.00%)	108,212

	Net Assets (100.00%)	$6,314,140,765

	† Aggregate cost for federal income tax purposes is identical. All securities are valued at amortized cost and as a result, there is no unrealized appreciation and depreciation.

FOOTNOTES

(1)	Security purchased in a transaction exempt from registration under the Securities Act of 1933, as amended. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at the time of this statement was $1,059,999,500, which represented 16.79% of the Portfolio’s net assets. Unless otherwise indicated, these securities are not considered to be illiquid.

(2)	The interest rate is adjusted monthly based upon one month LIBOR plus 0.15%, 35-day put.

(3)	The interest rate is adjusted monthly based upon one month LIBOR plus 0.18%, 45-day put.

(4)	The interest rate is adjusted monthly based upon one month LIBOR plus 0.12%, 35-day put.

(5)	The interest rate is adjusted monthly based upon one month LIBOR plus 0.12%, 35-day put.

(6)	The interest rate is adjusted monthly based upon one month LIBOR plus 0.12%, 35-day put.

(7)	The interest rate is adjusted monthly based upon one month LIBOR plus 0.12%, 35-day put.

(8)	The interest rate is adjusted quarterly based upon quarterly LIBOR plus 0.02%.

(9)	The interest rate is adjusted quarterly based upon quarterly LIBOR plus 0.04%.
(10)	The interest rate is adjusted monthly based upon one month LIBOR plus 0.10%.

(11)	The interest rate is adjusted quarterly based upon quarterly LIBOR plus 0.10%.

(12)	The interest rate is adjusted monthly based upon one month LIBOR plus 0.25%, 30-day put.

(13)	The interest rate is adjusted quarterly based upon quarterly LIBOR plus 0.20%.

(14)	The interest rate is adjusted quarterly based upon quarterly LIBOR plus 0.12%.

(15)	The interest rate is adjusted monthly based upon one month LIBOR plus 0.07%.

(16)	The interest rate is adjusted monthly based upon one month LIBOR plus 0.08%.

(17)	The interest rate is adjusted monthly based upon one month LIBOR plus 0.13%, 35-day put.

(18)	The interest rate is adjusted quarterly based upon quarterly LIBOR plus 0.70%.

(19)	The interest rate is adjusted quarterly based upon quarterly LIBOR plus 0.70%.

(20)	The interest rate is adjusted quarterly based upon quarterly LIBOR plus 0.05%.

(21)	The interest rate is adjusted monthly based upon one month LIBOR plus 0.05%.

(22)	The interest rate is adjusted daily based upon one month Federal Funds Effective rate plus 0.18%.

(23)	The interest rate is adjusted monthly based upon one month LIBOR plus 0.09%.

(24)	Securities payable on demand at par including accrued interest (usually with seven days notice) and where indicated are unconditionally secured as to principal and interest by a bank letter of credit. The interest rates are adjustable and are based on bank prime rates or other interest rate adjustment indices. The rate shown is the rate in effect at the date of this statement.

KEY

GO	= General Obligation
IDRB	= Industrial Development Revenue Bond
LOC	= Letter of Credit
MHRB	= Multi-Family Housing Revenue Bond
RB	= Revenue Bond

BREAKDOWN OF PORTFOLIO HOLDINGS BY MATURITY (UNAUDITED)

Securities Maturing in	Value	% of Portfolio
Less than 31 Days	$2,667,671,106	42.25%
31 through 60 Days	1,821,634,818	28.85
61 through 90 Days	305,000,000	4.83
91 through 120 Days	-0-	-0-
121 through 180 Days	574,034,722	9.09
181 through 397 Days	945,691,907	14.98
Total	$6,314,032,553	100.00%

The accompanying notes are an integral part of these financial statements.

Daily Income Fund U.S. Treasury Portfolio

Schedule of Investments March 31, 2014

Face Amount	Security Description	Value (Note 1)
REPURCHASE AGREEMENTS (36.96%)

$60,000,000	BNP Paribas Securities Corp., 0.05%, dated 03/31/14, due 04/01/14 repurchase proceeds at maturity $60,000,083, (Collateralized by U.S. Treasury Bill, 0.000%, due 06/19/14, value $129,991, U.S. Treasury Notes, 0.250% to 0.375%, due 11/15/14 to 3/31/16, value $61,070,056)	$60,000,000

425,000,000	Credit Agricole CIB, 0.05%, dated 03/31/14, due 04/01/14, repurchase proceeds at maturity $425,000,590, (Collateralized by U.S. Treasury Note, 1.625%, due 01/15/15, value $433,500,112)	425,000,000

110,000,000	Goldman, Sachs & Co., 0.04%, dated 03/31/14, due 04/04/14, repurchase proceeds at maturity $110,000,856 (Collateralized by U.S. Treasury Bill, 0.000%, due 07/03/14, value $25,890,403, U.S. Treasury Notes, 0.625% to 2.500%, due 04/30/15 to 05/31/17, value $46,138,158, U.S. Treasury Bond, 6.625%, due 02/15/27, value $40,171,534)	110,000,000

156,000,000	Merrill Lynch, Pierce, Fenner & Smith Inc., 0.04%, dated 03/31/14, due 04/01/14, repurchase proceeds at maturity $156,000,173 (Collateralized by U.S. Treasury Notes 0.000% to 1.750%, due 07/15/21 to 02/15/27, value $159,120,050)	156,000,000

135,000,000	Royal Bank of Canada, 0.04%, dated 03/31/14, due 04/01/14, repurchase proceeds at maturity $135,000,150 (Collateralized by U.S. Treasury Note, 0.000% to 2.375%, due 02/28/15 to 11/15/40, value $136,562,966, U.S. Treasury Bond, 6.125% to 9.250%, due 02/15/16 to 08/15/29, value 1,137,044)	135,000,000

886,000,000	Total Repurchase Agreements	886,000,000

Face Amount	Security Description	Value (Note 1)
U.S. GOVERNMENT OBLIGATIONS (63.01%)

$50,000,000	U.S. Treasury Bill, 0.01%, 04/03/14	$49,999,986

75,000,000	U.S. Treasury Bill, 0.01%, 04/10/14	74,999,812

50,000,000	U.S. Treasury Bill, 0.02%, 04/10/14	49,999,750

300,000,000	U.S. Treasury Bill, 0.04%, 04/17/14	299,994,667

100,000,000	U.S. Treasury Bill, 0.05%, 04/17/14	99,997,778

200,000,000	U.S. Treasury Bill, 0.06%, 04/17/14	199,994,667

100,000,000	U.S. Treasury Bill, 0.04%, 04/24/14	99,997,604

100,000,000	U.S. Treasury Bill, 0.05%, 04/24/14	99,996,806

25,000,000	U.S. Treasury Bill, 0.11%, 04/24/14	24,998,243

100,000,000	U.S. Treasury Bill, 0.05%, 06/05/14	99,990,521

50,000,000	U.S. Treasury Bill, 0.10%, 08/21/14	49,980,771

50,000,000	U.S. Treasury Bill, 0.08%, 08/21/14	49,984,222

100,000,000	U.S. Treasury Note, 0.08%, 05/15/14	100,112,336

60,000,000	U.S. Treasury Note, 0.14%, 07/31/14	59,996,831

150,000,000	U.S. Treasury Note, 0.12%, 11/15/14	150,236,571

1,510,000,000	Total U.S. Government Obligations	1,510,280,565

	Total Investments (99.97%) (Cost $2,396,280,565†)	2,396,280,565
	Cash and other assets, net of liabilities (0.03%)	646,417

	Net Assets (100.00%)	$2,396,926,982

	† Aggregate cost for federal income tax purposes is identical. All securities are valued at amortized cost and as a result, there is no unrealized appreciation and depreciation.

The accompanying notes are an integral part of these financial statements.

Daily Income Fund U.S. Treasury Portfolio

Schedule of Investments March 31, 2014 (Continued)

BREAKDOWN OF PORTFOLIO HOLDINGS BY MATURITY (UNAUDITED)

Securities Maturing in	Value	% of Portfolio
Less than 31 Days	$1,885,979,312	78.70%
31 through 60 Days	100,112,337	4.18
61 through 90 Days	99,990,521	4.17
91 through 120 Days	-0-	-0-
121 through 180 Days	159,961,824	6.68
181 through 397 Days	150,236,571	6.27
Total	$2,396,280,565	100.00%

The accompanying notes are an integral part of these financial statements.

Daily Income Fund U.S. Government Portfolio

Schedule of Investments March 31, 2014

Face Amount	Security Description	Value (Note 1)
COMMERCIAL PAPER (4.07%)

$25,000,000	Army & Air Force Exchange Service, 0.11%, 04/24/14 Guaranteed by U.S. Government	$24,998,243

30,000,000	Army & Air Force Exchange Service, 0.18%, 07/21/14, Guaranteed by U.S. Government	29,983,350

25,000,000	Army & Air Force Exchange Service, 0.18%, 07/30/14, Guaranteed by U.S. Government	24,985,000

80,000,000	Total Commercial Paper	79,966,593

FLOATING RATE SECURITIES (5.07%)

$50,000,000	Federal Farm Credit Bank, 0.14%, 08/15/14 (1)	$49,996,322

6,000,000	Overseas Private Investment Corporation, 0.12%, 06/15/17 (2) Guaranteed by U.S. Government	6,000,000

10,000,000	Overseas Private Investment Corporation, 0.12%, 06/15/17 (2) Guaranteed by U.S. Government,	10,000,000

24,750,000	Overseas Private Investment Corporation, 0.12%, 12/15/19 (2) Guaranteed by U.S. Government,	24,750,000

8,849,000	Overseas Private Investment Corporation, 0.12%, 01/15/21 (2) Guaranteed by U.S. Government,	8,849,000

99,599,000	Total Floating Rate Securities	99,595,322

REPURCHASE AGREEMENTS (37.90%)

$300,000,000	Bank of America, N.A., 0.06%, dated 03/31/14 due 04/01/14, repurchase proceeds at maturity $300,000,500 (Collateralized by GNMA, 4.500%, due 07/20/41, value $306,000,000)	$300,000,000

50,000,000	BNP Paribas Securities Corp., 0.04%, dated 03/25/14 due 04/01/14, repurchase proceeds at maturity $50,000,389 (Collateralized by GNMA, 2.500% to 8.500%, due 05/15/16 to 03/20/44, value $51,000,000)	50,000,000

Face Amount	Security Description	Value (Note 1)
REPURCHASE AGREEMENTS (CONTINUED)

$85,000,000	BNP Paribas Securities Corp., 0.05%, dated 03/31/14 due 04/01/14, repurchase proceeds at maturity $85,000,118 (Collateralized by USTR, 0.875% to 1.500%, due 06/30/16 to 02/28/17, value $86,700,010)	$85,000,000

250,000,000	Credit Agricole Corporate & Investment Bank, 0.06%, dated 03/31/14 due 04/01/14, repurchase proceeds at maturity $250,000,417 (Collateralized by USTR, 1.375% to 2.625%, due 12/31/14 to 09/30/18, value $255,000,052)	250,000,000

20,000,000	Merrill Lynch, Pierce, Fenner & Smith, Inc., 0.04%, dated 03/31/14 due 04/01/14, repurchase proceeds at maturity $20,000,022 (Collateralized by USTR, 0.000%, due 02/15/25, value $20,400,000)	20,000,000

40,000,000	UBS Securities, LLC, 0.05%, dated 03/31/14 due 04/01/14, repurchase proceeds at maturity $40,000,056 (Collateralized by FCSB, 0.600% to 5.500%, due 01/05/15 to 01/12/22, value $428,819, FHLB, 0.250% to 7.020%, due 06/13/14 to 11/17/17, value $1,783,064, FHLMC, 1.000% to 2.375%, due 09/10/15 to 01/13/22, value $780,391, FNMA, 0.500% to 2.635%, due 07/02/15 to 09/13/23, value $2,295,600, USTR, 0.000% to 1.375%, due 05/01/14 to 06/30/18, value $35,512,141)	40,000,000

745,000,000	Total Repurchase Agreements	745,000,000

U.S. GOVERNMENT AGENCY DISCOUNT NOTES (41.22%)

$15,000,000	Federal Agricultural Mortgage Corporation, 0.13%, 04/23/14	$14,998,854

35,000,000	Federal Agricultural Mortgage Corporation, 0.14%, 05/15/14	34,994,011

50,000,000	Federal Agricultural Mortgage Corporation, 0.09%, 07/03/14	49,988,375

25,000,000	Federal Agricultural Mortgage Corporation, 0.15%, 07/25/14	24,988,021

12,000,000	Federal Agricultural Mortgage Corporation, 0.12%, 07/30/14	11,995,200

28,700,000	Federal Agricultural Mortgage Corporation, 0.11%, 08/01/14	28,689,301

The accompanying notes are an integral part of these financial statements.

Daily Income Fund U.S. Government Portfolio

Schedule of Investments March 31, 2014 (Continued)

Face Amount	Security Description	Value (Note 1)
U.S. GOVERNMENT AGENCY DISCOUNT NOTES (CONTINUED)

$40,000,000	Federal Agricultural Mortgage Corporation, 0.11%, 08/04/14	$39,984,722

25,000,000	Federal Agricultural Mortgage Corporation, 0.14%, 08/06/14	24,987,653

25,000,000	Federal Agricultural Mortgage Corporation, 0.15%, 09/15/14	24,982,604

25,000,000	Federal Agricultural Mortgage Corporation, 0.11%, 10/06/14	24,985,639

35,000,000	Federal Farm Credit Bank, 0.15%, 05/07/14	34,994,750

37,100,000	Federal Home Loan Bank, 0.06%, 04/11/14	37,099,433

20,000,000	Federal Home Loan Bank, 0.06%, 04/16/14	19,999,542

40,350,000	Federal Home Loan Bank, 0.05%, 05/07/14	40,347,982

28,000,000	Federal Home Loan Bank, 0.10%, 05/09/14	27,997,192

46,290,000	Federal Home Loan Bank, 0.07%, 05/16/14	46,285,950

40,000,000	Federal Home Loan Bank, 0.16%, 06/17/14	39,986,311

10,100,000	Federal Home Loan Bank, 0.08%, 07/09/14	10,097,778

40,400,000	Federal Home Loan Bank, 0.11%, 07/09/14	40,388,810

23,000,000	Federal Home Loan Bank, 0.11%, 07/11/14	22,992,902

22,000,000	Federal Home Loan Bank, 0.09%, 07/15/14	21,994,546

17,300,000	Federal Home Loan Bank, 0.10%, 07/18/14	17,295,069

26,000,000	Federal Home Loan Bank, 0.10%, 07/23/14	25,992,247

25,766,000	Federal Home Loan Mortgage Corporation, 0.02%, 04/15/14	25,765,800

50,000,000	Federal National Mortgage Association, 0.10%, 04/21/14	49,997,222

50,000,000	Federal National Mortgage Association, 0.13%, 06/02/14	49,988,806

18,525,000	Federal National Mortgage Association, 0.09%, 09/03/14	18,517,822

810,531,000	Total U.S. Government Agency Discount Notes	810,336,542

U.S. GOVERNMENT AGENCY MEDIUM TERM NOTES (7.27%)

$17,629,000	Federal Farm Credit Bank, 0.10%, 09/22/14	$17,870,328

50,000,000	Federal Home Loan Bank, 0.10%, 07/15/14	50,002,083

Face Amount	Security Description	Value (Note 1)
U.S. GOVERNMENT AGENCY MEDIUM TERM NOTES (CONTINUED)

$50,000,000	Federal Home Loan Bank, 0.17%, 08/07/14	$49,999,590

25,000,000	Federal Home Loan Bank, 0.11%, 08/14/14	25,001,338

142,629,000	Total U.S. Government Agency Medium Term Notes	142,873,339

VARIABLE RATE DEMAND INSTRUMENTS (3) (4.45%)

$2,600,000	California Statewide Communities Development Authority MHRB (Valley Palms Apartments Project) 2002 Series C-T, 0.09%, 05/15/35 Guaranteed by Federal National Mortgage Association	$2,600,000

4,400,000	City of Milpitas (The Crossing at Montague Apartments) MHRB 2000 Series A-T, 0.14%, 08/15/33 Guaranteed by Federal National Mortgage Association	4,400,000

12,085,000	Dormitory Authority of the State of New York (Royal Charter Properties-East, Inc.) RB Series 2006B, 0.07%, 11/15/36 Guaranteed by Federal National Mortgage Association	12,085,000

650,000	Housing Authority of the County of Sacramento MHRB (Deer Park Apartments) 2002 Issue A-T, 0.12%, 07/15/35 Guaranteed by Federal National Mortgage Association	650,000

7,100,000	New York City HDC Multi-Family Rental Housing RB (90 West Street) 2006 Series B, 0.08%, 03/15/36 Guaranteed by Federal National Mortgage Association	7,100,000

13,925,000	New York City HDC Multi-Family Mortgage RB (201 Pearl Street Development) 2006 Series B, 0.08%, 10/15/41 Guaranteed by Federal National Mortgage Association	13,925,000

2,315,000	New York City HDC Multi-Family Rental Housing RB (2 Gold Street) 2006 Series B, 0.08%, 04/15/36 Guaranteed by Federal National Mortgage Association	2,315,000

The accompanying notes are an integral part of these financial statements.

Daily Income Fund U.S. Government Portfolio

Schedule of Investments March 31, 2014 (Continued)

Face Amount	Security Description	Value (Note 1)
VARIABLE RATE DEMAND INSTRUMENTS (CONTINUED)

$3,470,000	New York City HDC Multi-Family Rental Housing RB (The Nicole) 2005 Series B, 0.08%, 11/15/35 Guaranteed by Federal National Mortgage Association	$3,470,000

6,800,000	New York City HDC Multi-Family Rental Housing RB (Related - Westport Development) 2004 Series B, 0.08%, 06/15/34 Guaranteed by Federal National Mortgage Association	6,800,000

26,050,000	Redevelopment Agency of the City and County of San Francisco MHRB (Related - Third and Mission)1999 Series D, 0.07%, 06/15/34 Guaranteed by Federal National Mortgage Association	26,050,000

4,625,000	Redevelopment Authority of the County of Montgomery, PA MHRB (Kingswood Apartment Project) 2001 A-T1, 0.14%, 08/15/31 Guaranteed by Federal National Mortgage Association	4,625,000

3,510,000	Washington State Housing Finance Commission MHRB (Ballard Landmark Inn Project) Series 2006B, 0.12%, 12/15/41 Guaranteed by Federal Home Loan Bank	3,510,000

87,530,000	Total Variable Rate Demand Instruments	87,530,000

	Total Investments (99.98%) (Cost $1,965,301,796†)	1,965,301,796
	Cash and other assets, net of liabilities (0.02%)	369,035

	Net Assets (100.00%)	$1,965,670,831

	† Aggregate cost for federal income tax purposes is identical. All securities are valued at amortized cost and as a result, there is no unrealized appreciation and depreciation.

FOOTNOTES:

1)	The interest rate is adjusted monthly based upon one month LIBOR minus 0.02%

2)	Securities payable on demand at par including accrued interest with seven days notice). The interest rate is determined based upon 91-day Treasury Bill Yield established in the most recent 91-day Treasury Bill auction plus (or, if applicable, minus) the Weekly-Rate Placement Spread, as determined form time to time sufficient by the OPIC Placement Agent.

3)	Securities payable on demand at par including accrued interest (usually with seven days notice) and where indicated are unconditionally secured as to principal and interest by a bank letter of credit. The interest rates are adjustable and are based on bank prime rates or other interest rate adjustment indices. The rate shown is the rate in effect at the date of this statement.

KEY:

FCSB	= Federal Farm Credit Banks Consolidated Systemwide Bonds
FHLB	= Federal Home Loan Bank
FHLMC	= Federal Home Loan Mortgage Corporation
FNMA	= Federal National Mortgage Association
GNMA	= Government National Mortgage Association
HDC	= Housing Development Corporation
MHRB	= Multifamily Housing Revenue Bond
OPIC	= Overseas Private Investment Corporation
RB	= Revenue Bond
USTR	= U.S. Treasury Note

BREAKDOWN OF PORTFOLIO HOLDINGS BY MATURITY (UNAUDITED)

Securities Maturing in	Value	% of Portfolio
Less than 31 Days	$1,104,984,415	56.22%
31 through 60 Days	184,619,885	9.39
61 through 90 Days	89,975,117	4.58
91 through 120 Days	293,723,181	14.95
121 through 180 Days	267,013,559	13.59
181 through 397 Days	24,985,639	1.27
Total	$1,965,301,796	100.00%

The accompanying notes are an integral part of these financial statements.

Daily Income Fund Municipal Portfolio

Schedule of Investments March 31, 2014

Face Amount	Security Description	Value (Note 1)
TAX EXEMPT COMMERCIAL PAPER (4.54%)

$14,818,000	Maryland Health and Higher Educational Facilities Authority, MD Revenue Note (John Hopkins Health Systems) – Series B, 0.09%, 05/02/14	$14,818,000

13,000,000	Maryland Health and Higher Educational Facilities Authority, MD Revenue Note (John Hopkins Health Systems) – Series A, 0.10%, 05/02/14	13,000,000

27,818,000	Total Tax Exempt Commercial Paper	27,818,000

TAX EXEMPT OBLIGATION NOTES AND BONDS (14.08%)

$1,520,000	Amherst CSD, Erie County, NY BAN, 2014, 0.28%, 06/25/14	$1,521,673

6,500,000	Board of Cooperative Educational Service for the Sole Supervisory District of Onondaga, Cortland, and Madison Counties, NY RAN Series 2013, 0.70%, 06/18/14	6,511,031

3,501,498	City School District of the City of Poughkeepsie, Dutchess County, NY BAN 2013, 0.50%, 06/25/14	3,503,520

2,000,000	City School District of the City of Glens Falls, Warren County, NY GO RAN 2013, 0.51%, 06/20/14	2,001,043

1,120,000	City School District of the City of Mechanicville, Saratoga County, NY BAN 2013, 0.56%, 06/27/14	1,121,167

3,400,000	Clyde-Savannah CSD, Wayne County, NY BAN, 2014 (Renewals), 0.47%, 07/31/14	3,403,159

2,000,000	Greene CSD, Chenango County, NY GO BAN 2013, 0.59%, 06/27/14	2,001,938

4,500,000	Greenport Union Free School District, Suffolk County, NY TAN for 2013-2014 Taxes, 0.42%, 06/26/14	4,506,132

1,935,000	Greenwich CSD, Washington County, NY BAN 2013, 0.54%, 06/26/14	1,935,948

2,400,000	Hadley-Luzerne CSD, Saratoga and Warren Counties, NY BAN 2012, 0.51%, 07/16/14	2,403,394

2,000,000	Herkimer CSD, Herkimer County, NY BAN 2013, 0.65%, 04/24/14	2,000,437

1,916,118	Jordan-Elbridge CSD, Onondage and Cayuga Counties, NY BAN 2013, 0.62%, 07/24/14	1,919,872

Face Amount	Security Description	Value (Note 1)
TAX EXEMPT OBLIGATION NOTES AND BONDS (CONTINUED)

$4,000,000	Lafayette CSD, Onondaga County, NY RAN 2013, 0.50%, 06/26/14	$4,004,681

2,350,000	Lansing CSD, Tompkins County, NY BAN 2013, 0.40%, 08/01/14	2,354,689

3,500,000	Lewiston-Porter CSD, Niagara County, NY BAN 2013A, 0.55%, 09/18/14	3,511,344

3,000,000	Merrick Union Free School District, Nassau County, NY TAN for 2013-2014 Taxes, 0.36%, 06/20/14	3,004,198

10,677,420	Mexico CSD, Oswego County, NY GO BAN 2013, 0.45%, 07/18/14	10,694,702

1,543,396	Minisink Valley CSD, Orange and Sullivan Counties, NY BAN 2013, 0.50%, 08/07/14	1,547,434

2,190,000	Moriah CSD, Essex County, NY GO BAN 2013, 0.50%, 06/27/14	2,191,295

1,048,861	New Hartford CSD, Oneida County, NY BAN 2013, 0.49%, 10/03/14	1,051,558

1,269,000	North Salem CSD, Westchester County, NY BAN 2014, 0.47%, 06/27/14	1,269,851

1,475,000	Perry CSD, Wyoming County, NY BAN 2013, 0.65%, 06/25/14	1,476,192

3,595,998	Phoenix CSD, Onondaga and Oswego Counties, NY BAN 2013, 0.45%, 06/19/14	3,600,275

4,063,838	Pine Valley CSD, Cattaraugus and Chautauqua Counties, NY BAN 2013, 0.50%, 10/02/14	4,079,123

1,470,000	Rye Neck Union Free School District, Westchester County, NY BAN 2014, 0.34%, 05/15/14	1,471,179

1,565,635	Sandy Creek CSD, Oswego County, NY BAN 2013, 0.48%, 06/27/14	1,567,572

1,850,000	Schoharie CSD, Schoharie County, NY BAN 2013, 0.54%, 06/27/14	1,852,012

2,351,976	Sidney CSD, Delaware, Chenango and Otsego Counties, NY BAN 2013, 0.51%, 08/01/14	2,355,805

6,277,443	Wappingers CSD, Dutchess and Putnam Counties, NY BAN 2013 Series A, 0.53%, 07/11/14	6,285,555

1,134,605	Whitesboro CSD, Oneida and Herkimer Counties, NY BAN 2013, 0.46%, 09/19/14	1,137,462

86,155,788	Total Tax Exempt Obligation Notes and Bonds	86,284,241

The accompanying notes are an integral part of these financial statements.

Daily Income Fund Municipal Portfolio

Schedule of Investments March 31, 2014 (Continued)

Face Amount	Security Description	Value (Note 1)
TAX EXEMPT VARIABLE RATE DEMAND INSTRUMENTS (1) (80.00%)

$3,000,000	ABAG Finance Authority for Nonprofit Corporation, CA RB (On Look Senior Health Services) – Series 2008, 0.05%, 08/01/38 LOC Wells Fargo Bank, N.A.	$3,000,000

1,755,000	Adams County IDA, PA RB (Say Plastics, Inc. Project) – Series 2007A, 0.27%, 08/01/32 (2) LOC Wells Fargo Bank, N.A.	1,755,000

4,200,000	Allegheny County IDA, PA Health Care RB (Vincentian Collaborative System) – Series 2008A, 0.07%, 06/01/38 LOC PNC Bank, N.A.	4,200,000

2,330,000	BB&T Municipal Trust Floater Certificates – Series 5000 DLL, 0.16%, 10/01/28 LOC Rabobank Nederland, N.A.	2,330,000

2,000,000	BB&T Municipal Trust Series 2011, 0.10%, 09/01/22 LOC Branch Banking and Trust Company	2,000,000

650,000	Broward County, FL HFA (Sailboat Bend Artist Lofts Project) – Series 2006, 0.26%, 04/15/38 (2) LOC Citibank, N.A.	650,000

4,000,000	California Infrastructure and Economic Development Bank Refunding RB (Pacific Gas and Electric Company) – Series 2009D, 0.06%, 12/01/16 LOC Sumitomo Mitsui Banking Corporation	4,000,000

2,000,000	California PCFA Pollution Control Refunding RB (Pacific Gas and Electric Company) – Series 1996C, 0.06%, 11/01/26 LOC JPMorgan Chase Bank, N.A.	2,000,000

1,500,000	City of Galesburg, IL RB (Knox College Project) – Series 1999, 0.08%, 07/01/24 LOC PNC Bank, N.A.	1,500,000

700,000	City of Jeffersontown, KY RB (Kentucky League of Cities Funding Trust Lease Program) – Series 2000, 0.08%, 03/01/30 LOC U.S. Bank, N.A.	700,000

4,435,000	City of Milwaukee, WI IDRB (Midwest Express Airlines, Inc. Project) – Series 1998, 0.26%, 08/01/30 (2) LOC U.S. Bank, N.A.	4,435,000

Face Amount	Security Description	Value (Note 1)
TAX EXEMPT VARIABLE RATE DEMAND INSTRUMENTS (CONTINUED)

$20,000,000	City of New York GO Bonds, Fiscal 2014 Series D, Subseries D-6, 0.06%, 08/01/41 LOC PNC Bank, N.A.	$20,000,000

2,960,000	City of Williamstown, KY RB (Kentucky League of Cities Funding Trust Lease Program) – Series 08A, 0.07%, 07/01/38 LOC U.S. Bank, N.A.	2,960,000

3,000,000	Colorado HFA Solid Waste Disposal RB (Waste Management, Inc. Project) – Series 2003, 0.09%, 08/01/38 (2) LOC Wells Fargo Bank, N.A.	3,000,000

6,000,000	Commonwealth of Puerto Rico Public Improvement Refunding Bonds Sub-Series 2003 C-5-2, 0.10%, 07/01/20 LOC Barclays Bank PLC	6,000,000

2,240,000	Community Development Authority of the City of Manitowoc, WI Housing RB (Southbrook Manor Project) – Series 1998, 0.14%, 05/01/33 (2) LOC Federal Home Loan Bank	2,240,000

735,000	Community Development Authority of the Village of Saukville, WI IDRB (Calibre, Inc. Project) – Series 2004, 0.26%, 09/01/29 (2) LOC BMO Harris Bank N.A.	735,000

700,000	Connecticut State Development Authority Solid Waste Disposal Facilities RB (Rand – Whitney Containerboard Limited Partnership Project) – Series 1993, 0.08%, 08/01/23 (2) LOC BMO Harris Bank N.A.	700,000

2,625,000	County of Jefferson, KY Industrial RRB (Zeochem L.L.C. Project) – Series 2001, 0.19%, 08/01/21 LOC UBS AG	2,625,000

2,350,000	County of Saratoga Industrial Development Agency The Saratoga Hospital Obligated Group Civic Facility RB (The Saratoga Hospital Project – Letter of Credit Secured) – Series 2007A, 0.07%, 12/01/32 LOC HSBC Bank USA, N.A.	2,350,000

The accompanying notes are an integral part of these financial statements.

Daily Income Fund Municipal Portfolio

Schedule of Investments March 31, 2014 (Continued)

Face Amount	Security Description	Value (Note 1)
TAX EXEMPT VARIABLE RATE DEMAND INSTRUMENTS (CONTINUED)

$10,515,000	Development Authority of Columbus, GA MHRB (Avalon Apartments Projects) – Series 2008, 0.10%, 10/15/40 (2) Guaranteed by Federal National Mortgage Association	$10,515,000

3,900,000	Dormitory Authority of the State of New York RB (BlytheDale Children Hospital) – Series 2009, 0.05%, 12/01/36 LOC TD Bank, N.A.	3,900,000

7,665,000	Dormitory Authority of the State of New York RB (Highland Community Development Corporation) Series 1994B, 0.05%, 07/01/23 LOC HSBC Bank USA, N.A.	7,665,000

2,800,000	Dormitory Authority of the State of New York RB (F.F.T Senior Communities, Inc.) – Series 2012, 0.05%, 07/01/39 LOC HSBC Bank USA, N.A.	2,800,000

1,700,000	Duval County, FL HFA Multifamily Housing Mortgage RB (Camri Green Apartments) – Series 2003, 0.08%, 11/15/36 (2) Guaranteed by Federal National Mortgage Association	1,700,000

9,000,000	Federal Home Loan Mortgage Corporation Class A Multi-family Certificates, Series M015, 0.10%, 05/15/46 (2)	9,000,000

4,600,000	Fulton County, KY Industrial Building RB (The Burke-Parsons-Bowlby Corporation Project) – Series 2006, 0.23%, 07/01/26 (2) LOC Branch Banking and Trust Company	4,600,000

10,000,000	HEFA of the State of Missouri, MO Health Facilities RB (Lutheran Senior Services) – Series 2008, 0.06%, 02/01/39 LOC PNC Bank, N.A.	10,000,000

7,400,000	Housing Authority of Cobb County, GA MHRB (Highland Ridge Apartments Project) – Series 2008, 0.06%, 07/01/41 Guaranteed by Federal Home Loan Mortgage Corporation	7,400,000

1,690,000	Housing Authority of the County of Door, WI Housing RB (Big Hill Regency House Project) – Series 1998, 0.14%, 11/01/28 (2) LOC Federal Home Loan Bank	1,690,000

Face Amount	Security Description	Value (Note 1)
TAX EXEMPT VARIABLE RATE DEMAND INSTRUMENTS (CONTINUED)

$2,930,000	Howard County, MD RB (Glenelg Country School, Inc. Facility) – Series 2008, 0.07%, 07/01/33 LOC PNC Bank, N.A.	$2,930,000

2,400,000	Irvine Ranch Water District, CA Consolidated GO’s of Improvement District Nos 105, 140, 240 & 250 – Series 1995, 0.06%, 01/01/21 LOC Sumitomo Mitsui Banking Corp	2,400,000

1,700,000	King George County, VA IDA RB (Birchwood Power Partners, L.P. Project) – Series 1995, 0.08%, 11/01/25 (2) LOC Bank of Nova Scotia	1,700,000

24,500,000	Long Island Power Authority Electric System General, NY RB Series 2012D, 0.05%, 12/01/29 LOC TD Bank, N.A.	24,500,000

600,000	Loudoun County, VA IDA RB (Howard Hughes Medical Institute Issue) – Series 2003C, 0.06%, 02/15/38	600,000

1,440,000	Lower Neches Valley Authority IDC, TX RRB (ExxonMobil Project) – Series 2001 Subseries 2001A, 0.07%, 11/01/29	1,440,000

4,000,000	Mississippi Business Finance Corporation Gulf Opportunity Zone IDRB (Chevron U.S.A. Inc. Project) – Series 2010G, 0.07%, 11/01/35	4,000,000

10,655,000	MTA Dedicated Tax Fund Refunding Bonds – Series 2008A Subseries 2008A-2, 0.05%, 11/01/31 LOC Bank of Tokyo-Mitsubishi UFJ Ltd.	10,655,000

19,000,000	MTA Transportation RB – Series 2005 D-2, 0.10%, 11/01/35 LOC Landesbank Hessen -Thuringen Girozentrale	19,000,000

9,700,000	Narragansett Bay Commission Wastewater System, RI RRB 2008 Series A, 0.05%, 09/01/34 LOC U.S. Bank, N.A.	9,700,000

3,450,000	Nevada Housing Division MHRB (Golden Apartment) – Series 2007, 0.09%, 10/01/37 (2) Guaranteed by Federal Home Loan Mortgage Corporation	3,450,000

The accompanying notes are an integral part of these financial statements.

Daily Income Fund Municipal Portfolio

Schedule of Investments March 31, 2014 (Continued)

Face Amount	Security Description	Value (Note 1)
TAX EXEMPT VARIABLE RATE DEMAND INSTRUMENTS (CONTINUED)

$1,760,000	Nevada Housing Division Multi-Unit Housing RB (Maryland Villas Project) – Series 1997A, 0.09%, 10/01/30 (2) LOC U.S. Bank, N.A.	$1,760,000

2,600,000	New Jersey Health Care Facilities Financing Authority RB (Robert Wood Johnson University Hospital Project) – Series 2003 A-3, 0.05%, 07/01/23 LOC Wells Fargo Bank, N.A.	2,600,000

3,300,000	New York City HDC Multi-Family Rental Housing RB (100 Jane Street Development) – Series A, 0.07%, 09/15/28 (2) Collateralized by Federal National Mortgage Association	3,300,000

4,900,000	New York City HDC Multi-Family Rental Housing RB (Brookhaven Apartments) – Series 2004 A, 0.08%, 01/01/36 (2) LOC Citibank, N.A.	4,900,000

3,770,000	New York City Industrial Development Agency Civic Facility RB (2004 Jamaica First Parking, LLC Project), 0.05%, 03/01/34 LOC TD Bank, N.A.	3,770,000

16,000,000	New York City Transitional Finance Authority Future Tax Secured Refunding Senior Bonds Fiscal 2003 Subseries A-3, 0.05%, 11/01/29 LOC Bank of Tokyo-Mitsubishi UFJ Ltd.	16,000,000

4,575,000	New York City, NY Adjustable Rate Subseries A-6, 0.07%, 08/01/19 LOC Landesbank Hessen-Thuringen Girozentrale	4,575,000

6,200,000	New York City, NY GO Bonds – Series 1994 E-4, Subseries E4, 0.08%, 08/01/22 LOC BNP Paribas	6,200,000

2,900,000	New York City, NY HDC Multi-Family Mortgage RB (White Plains Courtyard Apartments) – Series 2005A, 0.08%, 03/01/38 (2) Guaranteed by Federal Home Loan Mortgage Corporation	2,900,000

5,300,000	New York City, NY IDA Liberty RB (FC Hanson Office Associates, LLC Project) – Series 2004, 0.06%, 12/01/39 LOC ING Bank N.V.	5,300,000

Face Amount	Security Description	Value (Note 1)
TAX EXEMPT VARIABLE RATE DEMAND INSTRUMENTS (CONTINUED)

$1,200,000	New York State Dormitory Authority RB (Cornell University) – Series 2000A, 0.07%, 07/01/29	$1,200,000

1,300,000	New York State Dormitory Authority RB (LeMoyne College Project) – Series 2009, 0.06%, 01/01/39 LOC TD Bank, N.A.	1,300,000

10,480,000	New York State Energy Research and Development Authority Facilities RB (Consolidated Edison company of New York, Inc. Project) – Series 2005A-3, 0.05%, 05/01/39 LOC Mizuho Corporate Bank Ltd	10,480,000

5,000,000	New York State HFA RB (Tribeca Green Housing) – Series 2003A, 0.10%, 11/01/36 LOC Landesbank Hessen Thuringen Girozentrale	5,000,000

5,000,000	New York State Housing Finance Agency RB (10 Liberty Street Housing) – 2003 Series A, 0.06%, 05/01/35 Guaranteed by Federal Home Loan Mortgage Corporation	5,000,000

4,000,000	New York State Housing Finance Agency RB (Capitol Green Apartments Housing) – Series 2006A, 0.07%, 05/15/36 (2) Guaranteed by Federal National Mortgage Association	4,000,000

3,900,000	New York State Housing Finance Agency RB (Capitol Green Apartments Housing) – Series 2006A, 0.07%, 05/15/36 (2) Guaranteed by Federal National Mortgage Association	3,900,000

3,100,000	New York State Housing Finance Agency RB (Gotham West Housing) – Series 2011A-2, 0.05%, 05/01/45 LOC Wells Fargo Bank, N.A.	3,100,000

20,000,000	New York State Housing Finance Agency (160 Madison Avenue Housing RB) – 2013 Series A, 0.08%, 11/01/46 LOC PNC Bank, N.A.	20,000,000

11,000,000	New York State Housing Finance Agency (388 Bridge Street Housing RB) – 2012 Series A, 0.06%, 05/01/46 LOC Manufacturers and Trader Trust Company	11,000,000

The accompanying notes are an integral part of these financial statements.

Daily Income Fund Municipal Portfolio

Schedule of Investments March 31, 2014 (Continued)

Face Amount	Security Description	Value (Note 1)
TAX EXEMPT VARIABLE RATE DEMAND INSTRUMENTS (CONTINUED)

$2,550,000	Oneida County Industrial Development Agency Civic Facility, NY RB (St. Elizabeth Medical Center Facility) – Series 2006A, 0.06%, 06/01/26 LOC HSBC Bank USA, N.A.	$2,550,000

1,000,000	Orange County, FL HFA MHRB (Post Fountains at Lee Vista Project) – Series 1997E, 0.08%, 06/01/25 Collateralized by Federal National Mortgage Association	1,000,000

3,500,000	Palm Beach County, FL RB (Norton Gallery and School of Art, Inc. Project) – Series 1995, 0.08%, 05/01/25 LOC Northern Trust Bank	3,500,000

3,000,000	Peninsula Ports Authority of Virginia, Coal Terminal RRB (Dominion Terminal Associates Project) – Series 1987-D, 0.08%, 07/01/16 LOC U.S. Bank, N.A.	3,000,000

2,000,000	Pennsylvania EDFA EDRB (Joseph R & Nancy L DelSignore Project) – 2005 Series B-2, 0.12%, 08/01/30 (2) LOC PNC Bank, N.A.	2,000,000

2,890,000	Pittsburg, CA Redevelopment Agency (Los Medanos Community Development Project) – 2004 Series A, 0.08%, 09/01/35 LOC State Street Bank & Trust Company/California State Teachers Retirement System	2,890,000

7,800,000	Public Finance Authority Midwestern Disaster Area, WI RB Series 2011 (RPD Holdings, LLC and HGI Wisconsin, LLC Project), 0.06%, 09/01/36 LOC Farm Credit Service of America / AgriBank Farm Credit Bank	7,800,000

600,000	Rockingham County, NC Industrial Facilities and PCFA IDRB (Whiteridge Plastics, LLC Project) – Series 2003, 0.13%, 01/01/17 (2) LOC Branch Banking and Trust Company	600,000

1,650,000	South Carolina State Jobs EDA EDRB (Diversified Coating Systems, Inc Project) – Series 2002, 0.13%, 04/01/17 (2) LOC Branch Banking and Trust Company	1,650,000

Face Amount	Security Description	Value (Note 1)
TAX EXEMPT VARIABLE RATE DEMAND INSTRUMENTS (CONTINUED)

$9,150,000	State of California GO Bonds – Series 2004B-1, 0.06%, 05/01/34 LOC Citibank, N.A.	$9,150,000

7,675,000	State of California GO Series A1-2, 0.05%, 05/01/40 LOC Royal Bank of Canada	7,675,000

3,900,000	State of California, Series 2004A4, 0.05%, 05/01/34 LOC Citibank, N.A.	3,900,000

2,680,000	State of Connecticut HEFA RB Yale University Issue – Series V-1, 0.06%, 07/01/36	2,680,000

1,800,000	State of Connecticut HEFA RB (Gaylord Hospital Issue) – Series B, 0.13%, 07/01/37 LOC Bank of America, N.A.	1,800,000

1,800,000	State of Connecticut HEFA RB (Yale – New Haven Hospital Issue) – Series K-1, 0.06%, 07/01/25 LOC JPMorgan Chase Bank, N.A.	1,800,000

6,100,000	State of Connecticut HEFA RB (Yale University Issue) – Series T-2, 0.04%, 07/01/29	6,100,000

5,500,000	State of Connecticut HEFA RB (Yale University Issue) – Series U-1, 0.05%, 07/01/33	5,500,000

3,600,000	Suffolk County, NY IDA Civic Facility RB (St. Anthony’s High School Civic Facility) – Series 2006, 0.05%, 12/01/36 LOC U.S. Bank, N.A.	3,600,000

800,000	Suffolk, VA Redevelopment and Housing Authority MHRB (Oak Springs Apartments, LLC Project) – Series 1999, 0.12%, 12/01/19 Guaranteed by Federal Home Loan Mortgage Corporation	800,000

2,335,000	The City of New York Fiscal 2004 Series H-4, 0.06%, 03/01/34 LOC Bank of New York Mellon, N.A.	2,335,000

1,000,000	The City of New York GO Bonds, Fiscal 2008 Series J-6, 0.08%, 08/01/24 LOC Landesbank Hessen -Thuringen Girozentrale	1,000,000

2,500,000	The City of New York GO Bonds, Fiscal 2008 Series L-4, 0.06%, 04/01/38 LOC U.S. Bank, N.A	2,500,000

The accompanying notes are an integral part of these financial statements.

Daily Income Fund Municipal Portfolio

Schedule of Investments March 31, 2014 (Continued)

Face Amount	Security Description	Value (Note 1)
TAX EXEMPT VARIABLE RATE DEMAND INSTRUMENTS (CONTINUED)

$16,995,000	The City of New York GO Bonds, Fiscal 2012 Series D, Subseries D-3, 0.06%, 10/01/39 LOC Bank of New York Mellon, N.A.	$16,995,000

100,000	The City of New York GO Bonds, Fiscal 2012 Series G Subseries G-4, 0.06%, 04/01/42 LOC PNC Bank, N.A.	100,000

3,800,000	The City of New York GO, Fiscal 1994 Series A-7, 0.07%, 08/01/20 LOC JPMorgan Chase Bank, N.A.	3,800,000

1,755,000	The County Commission of Cabell County, WV Adjustable Rate Demand Commercial Development RB (Valley Health Systems, Inc. Project)) – Series 2006A, 0.19%, 01/01/32 LOC JPMorgan Chase Bank, N.A.	1,755,000

2,050,000	The EDC of the City of Lapeer Development, MI RB (H & H Tool, Inc. Project) – Series 2007, 0.09%, 01/01/37 LOC PNC Bank, N.A	2,050,000

3,800,000	The Trust for Cultural Resources of the City of New York RB (WNYC Radio, Inc.) – Series 2006, 0.02%, 04/01/26 LOC Wells Fargo Bank, N.A.	3,800,000

4,700,000	The Trust for Cultural Resources of the City of New York RRB (Lincoln Center for the Performing Arts, Inc.) – 2008A-2, 0.07%, 12/01/35 LOC Bank of New York Mellon, N.A.	4,700,000

7,095,000	The Trust for Cultural Resources of the of the County of Onondaga, Onondaga County, NY RB (Syracuse University Project) – Series 2010A, 0.05%, 12/01/29 LOC Wells Fargo Bank, N.A.	7,095,000

3,200,000	Three Valleys Municipal Water District, NY COP (Miramar Water Treatment, Water Transmission and Hydroelectric Generating Facilities Projects), 0.06%, 11/01/14 LOC Wells Fargo Bank, N.A.	3,200,000

5,980,000	Triborough Bridge and Tunnel Authority RB Series 2001B, 0.06%, 01/01/32 LOC State Street Bank & Trust Company	5,980,000

Face Amount	Security Description	Value (Note 1)
TAX EXEMPT VARIABLE RATE DEMAND INSTRUMENTS (CONTINUED)

$35,000	University of North Carolina at Chapel Hill RB – Series 2001B, 0.05%, 12/01/25	$35,000

800,000	Upper Illinois River Valley Development Authority IDRB (Advanced Flexible Composites, Inc. Project) – Series 2003-A, 0.20%, 06/01/25 (2) LOC Bank of America, N.A.	800,000

15,600,000	Utah Transit Authority Subordinated Sales Tax RB, Series 2006B, 0.07%, 06/15/36 LOC BNP Paribas, N.A.	15,600,000

21,300,000	Washington Health Care Facilities Authority RB (MultiCare Health System) – Series 2007C, 0.05%, 08/15/41 LOC Barclays Bank PLC	21,300,000

3,600,000	Washington Health Care Facilities Authority RB (MultiCare Health System) – Series 2007D, 0.07%, 08/15/41 LOC Barclays Bank PLC	3,600,000

2,700,000	Washington State HFC MHRB (The Seasons Apartment Project) – Series 2006, 0.08%, 12/15/40 (2) Guaranteed by Federal National Mortgage Association	2,700,000

490,450,000	Total Tax Exempt Variable Rate Demand Instruments	490,450,000

	Total Investments (98.62%) (Cost $604,552,241†)	604,552,241
	Cash and other assets, net of liabilities (1.38%)	8,473,894

	Net Assets (100.00%)	$613,026,135

	† Aggregate cost for federal income tax purposes is identical. All securities are valued at amortized cost and as a result, there is no unrealized appreciation and depreciation.

FOOTNOTES:

(1)	Securities payable on demand at par including accrued interest (usually with seven days notice) and where indicated are unconditionally secured as to principal and interest by a bank letter of credit. The interest rates are adjustable and are based on bank prime rates or other interest rate adjustment indices. The rate shown is the rate in effect at the date of this statement.

(2)	Security subject to alternative minimum tax.

The accompanying notes are an integral part of these financial statements.

Daily Income Fund Municipal Portfolio

Schedule of Investments March 31, 2014 (Continued)

KEY:

BAN	= Bond Anticipation Note
COP	= Certificates of Participation
CSD	= Central School District
EDA	= Economic Development Authority
EDC	= Economic Development Corporation
EDFA	= Economic Development Finance Authority
EDRB	= Economic Development Revenue Bond
GO	= General Obligation
HDC	= Housing Development Corporation
HEFA	= Health and Education Facilities Authority
HFA	= Housing Finance Authority
HFC	= Housing Finance Commission
IDA	= Industrial Development Authority
IDC	= Industrial Development Corporation
IDRB	= Industrial Development Revenue Bond
LOC	= Letter of Credit
MHRB	= Multi-family Housing Revenue Bond
MTA	= Metropolitan Transportation Authority
PCFA	= Pollution Control Finance Authority
RAN	= Revenue Anticipation Note
RB	= Revenue Bond
RRB	= Revenue Refunding Bonds
TAN	= Tax Anticipation Note

BREAKDOWN OF PORTFOLIO HOLDINGS BY MATURITY (UNAUDITED)

Securities Maturing in	Value	% of Portfolio
Less than 31 Days	$492,450,437	81.46%
31 through 60 Days	29,289,180	4.84
61 through 90 Days	42,068,528	6.96
91 through 120 Days	21,303,523	3.52
121 through 180 Days	14,309,893	2.37
181 through 397 Days	5,130,680	0.85
Total	$604,552,241	100.00%

The accompanying notes are an integral part of these financial statements.

Statements of Assets and Liabilities March 31, 2014

	Daily Income Fund Money Market Portfolio	Daily Income Fund U.S. Treasury Portfolio	Daily Income Fund U.S. Government Portfolio	Daily Income Fund Municipal Portfolio
Assets
Investments in securities, at amortized cost (Note 1)	$6,314,032,553	$1,510,280,565	$1,220,301,796	$604,552,241
Repurchase agreements	—	886,000,000	745,000,000	—
Cash	845,534	173,985	578,727	7,973,363
Accrued interest receivable	1,082,708	605,250	55,162	593,284
Prepaid expenses	140,062	83,770	63,943	37,588

Total assets	6,316,100,857	2,397,143,570	1,965,999,628	613,156,476

Liabilities
Payable to affiliates (Note 2)	929,747	18,610	73,090	25,976
Accrued expenses	992,417	193,144	247,793	102,668
Dividends payable	37,928	4,834	7,914	1,697

Total liabilities	1,960,092	216,588	328,797	130,341

Net assets	$6,314,140,765	$2,396,926,982	$1,965,670,831	$613,026,135

Source of Net Assets
Net capital paid in on share of capital stock (Note 5)	$6,313,858,723	$2,396,890,550	$1,965,661,815	$613,025,128
Accumulated undistributed net investment income	—	6,676	4,987	—
Accumulated net realized gain (loss)	282,042	29,756	4,029	1,007

Net assets	$6,314,140,765	$2,396,926,982	$1,965,670,831	$613,026,135

NET ASSET VALUE, PER SHARE (NOTE 5):

	Daily Income Fund Money Market Portfolio			Daily Income Fund U.S. Treasury Portfolio
Class Name	Net Assets	Shares Outstanding	Net Asset Value	Net Assets	Shares Outstanding	Net Asset Value
Institutional Shares	$396,981,978	396,960,050	$1.00	$1,200,789,024	1,200,807,789	$1.00
Institutional Service Shares	$54,067,391	54,064,404	$1.00	$346,946,052	346,951,473	$1.00
Investor Shares	$148,294,927	148,286,735	$1.00	$224,649,557	224,653,068	$1.00
Investor Service Shares	$267,912,815	267,898,016	$1.00	$125,701,672	125,703,636	$1.00
Retail Shares	$1,998,195,168	1,998,084,794	$1.00	$104,517,483	104,519,116	$1.00
Advantage Shares	$1,908,357,874	1,908,252,462	$1.00	—	—	—
Xpress Shares	$242,599,872	242,586,472	$1.00	—	—	—
Fiduciary Shares	$981,318,500	981,264,296	$1.00	$257,133,716	257,137,735	$1.00
Investor Select Shares	$316,412,240	316,394,762	$1.00	$137,189,478	137,191,622	$1.00

Total	$6,314,140,765	6,313,791,991		$2,396,926,982	2,396,964,439

	Daily Income Fund U.S. Government Portfolio			Daily Income Fund Municipal Portfolio
Class Name	Net Assets	Shares Outstanding	Net Asset Value	Net Assets	Shares Outstanding	Net Asset Value
Institutional Shares	$19,059,552	19,060,079	$1.00	$646,102	646,331	$1.00
Institutional Service Shares	$117,461,175	117,464,421	$1.00	$2,733,461	2,734,434	$1.00
Investor Service Shares	—	—	—	$50,605,930	50,623,933	$1.00
Retail Shares	$261,026,910	261,034,124	$1.00	$230,696,121	230,778,192	$1.00
Advantage Shares	$1,018,697,769	1,018,725,920	$1.00	$328,344,521	328,461,332	$1.00
Fiduciary Shares	$508,925,941	508,940,005	$1.00	—	—	—
Investor Select Shares	$40,499,484	40,500,603	$1.00	—	—	—

Total	$1,965,670,831	1,965,725,152		$613,026,135	613,244,222

The accompanying notes are an integral part of these financial statements.

Statements of Operations Year Ended March 31, 2014

	Daily Income Fund Money Market Portfolio		Daily Income Fund U.S. Treasury Portfolio		Daily Income Fund U.S. Government Portfolio		Daily Income Fund Municipal Portfolio
Investment Income
INCOME:
Interest	$14,264,076		$1,078,135		$2,263,809		$934,578

EXPENSES: (NOTE 2)
Investment management fee	7,118,325		2,072,038		2,386,096		751,656
Administration fee	2,965,969		863,349		994,207		313,190
Shareholder servicing fee (Institutional Service Shares)	182,298		482,975		318,136		7,800
Shareholder servicing fee (Investor Shares)	360,996		558,123		—		—
Shareholder servicing fee (Investor Service Shares)	678,901		356,740		—		127,994
Shareholder servicing fee (Retail Shares)	4,157,208		183,212		856,111		625,597
Shareholder servicing fee (Advantage Shares)	4,681,649		—		2,601,979		802,057
Shareholder servicing fee (Xpress Shares)	661,932		—		—		—
Shareholder servicing fee (Fiduciary Shares)	1,913,073		498,998		1,037,787		—
Shareholder servicing fee (Investor Select Shares)	576,659		253,418		101,709		—
Distribution fee (Investor Shares)	288,797		446,498		—		—
Distribution fee (Investor Service Shares)	1,222,022		642,133		—		230,389
Distribution fee (Retail Shares)	10,808,741		476,352		2,225,889		1,626,552
Distribution fee (Advantage Shares)	14,044,946		—		7,805,937		2,406,173
Distribution fee (Xpress Shares)	1,985,797		—		—		—
Distribution fee (Fiduciary Shares)	765,229		199,599		415,115		—
Distribution fee (Investor Select Shares)	807,322		354,787		142,393		—
Custodian	252,124		64,896		83,618		26,780
Shareholder servicing and related shareholder	2,263,212	(a)	632,304	(b)	539,243	(c)	220,729	(d)
Legal, compliance and filing fees	832,295		249,910		183,622		108,270
Audit and accounting	586,083		197,194		236,330		139,577
Trustees’ fees and expenses	336,136		100,943		118,805		40,036
Others	103,958		30,879		36,995		15,548

Total expenses	57,593,672		8,664,348		20,083,972		7,442,348
Less: Fees waived (Note 2)	(44,478,164)		(7,652,108)		(18,019,113)		(6,570,280)

Net expenses	13,115,508		1,012,240		2,064,859		872,068

Net investment income	1,148,568		65,895		198,950		62,510

Realized Gain (Loss) on Investments
Net realized gain (loss) on investments	404,623		17,174		22,607		648

Increase in net assets from operations	$1,553,191		$83,069		$221,557		$63,158

(a)	Includes class specific transfer agency expenses of $132,886, $14,584, $73,179, $138,891, $832,990, $382,615 and $115,332 for the Institutional, Institutional Service, Investor, Investor Service, Retail, Fiduciary and Investor Select Shares, respectively.
(b)	Includes class specific transfer agency expenses of $159,088, $39,309, $112,459, $73,314, $36,642, $99,800 and $50,684 for the Institutional, Institutional Service, Investor, Investor Service, Retail, Fiduciary and Investor Select Shares, respectively.
(c)	Includes class specific transfer agency expenses of $5,136, $27,697, $173,927, $207,557 and $20,343 for the Institutional, Institutional Service, Retail, Fiduciary and Investor Select Shares, respectively.
(d)	Includes class specific transfer agency expenses of $212, $624, $26,814 and $126,044 for the Institutional, Institutional Service, Investor Service and Retail Shares, respectively.

The accompanying notes are an integral part of these financial statements.

Statements of Changes in Net Assets

	Daily Income Fund Money Market Portfolio		Daily Income Fund U.S. Treasury Portfolio
	Year Ended March 31, 2014	Year Ended March 31, 2013	Year Ended March 31, 2014	Year Ended March 31, 2013

Increase (Decrease) in Net Assets from
OPERATIONS:
Net investment income	$1,148,568	$985,115	$65,895	$116,388
Net realized gain (loss) on investments	404,623	1,333,095	17,174	9,254

Increase in net assets from operations	1,553,191	2,318,210	83,069	125,642

DIVIDENDS TO SHAREHOLDERS FROM NET INVESTMENT INCOME:
Institutional Shares	(265,483)	(488,299)	(29,081)	(67,203)
Institutional Service Shares	(7,282)	(7,113)	(6,968)	(17,636)
Investor Shares	(14,418)	(16,284)	(7,639)	(13,831)
Investor Service Shares	(27,114)	(24,399)	(4,757)	(12,227)
Retail Shares	(165,973)	(86,439)	(2,513)	(5,491)
Advantage Shares	(374,222)	(335,408)	—	—
Xpress Shares	(26,437)	(27,173)	—	—
Fiduciary Shares	(205,359)	—	(9,909)	—
Investor Select Shares	(62,280)	—	(5,028)	—

Total dividends to shareholders	(1,148,568)	(985,115)	(65,895)	(116,388)

CAPITAL SHARE TRANSACTIONS (NOTE 5):
Institutional Shares	115,752,784	(26,412,668)	624,637,577	(114,563,587)
Institutional Service Shares	(10,417,470)	(19,077,343)	183,421,876	(78,312,169)
Investor Shares	1,566,246	(20,192,823)	15,733,794	2,341,374
Investor Service Shares	(3,050,355)	50,759,159	(27,095,960)	(2,338,181)
Retail Shares	1,095,763,245	79,621,917	16,962,824	58,306,776
Advantage Shares	111,237,630	247,705,688	—	—
Xpress Shares	(40,240,117)	(757,093)	—	—
Fiduciary Shares	981,267,424	—	257,128,868	—
Investor Select Shares	316,395,771	—	137,186,891	—

Total capital share transactions	2,568,275,158	311,646,837	1,207,975,870	(134,565,787)

Total increase/(decrease)	2,568,679,781	312,979,932	1,207,993,044	(134,556,533)

NET ASSETS:
Beginning of Year	3,745,460,984	3,432,481,052	1,188,933,938	1,323,490,471

End of Year	$6,314,140,765	$3,745,460,984	$2,396,926,982	$1,188,933,938

UNDISTRIBUTED (OVERDISTRIBUTED) NET INVESTMENT INCOME	$—	$—	$6,676	$—

The accompanying notes are an integral part of these financial statements.

Statements of Changes in Net Assets (Continued)

	Daily Income Fund U.S. Government Portfolio		Daily Income Fund Municipal Portfolio
	Year Ended March 31, 2014	Year Ended March 31, 2013	Year Ended March 31, 2014	Year Ended March 31, 2013

Increase (Decrease) in Net Assets from
OPERATIONS:
Net investment income	$198,950	$143,648	$62,510	$84,746
Net realized gain (loss) on investments	22,607	52,089	648	867

Increase in net assets from operations	221,557	195,737	63,158	85,613

DIVIDENDS TO SHAREHOLDERS FROM NET INVESTMENT INCOME:
Institutional Shares	(2,340)	(7,819)	(101)	(1,028)
Institutional Service Shares	(12,725)	(8,933)	(313)	(193)
Investor Service Shares	—	—	(5,111)	(7,254)
Retail Shares	(34,241)	(30,144)	(24,969)	(36,558)
Advantage Shares	(104,067)	(96,752)	(32,016)	(39,713)
Fiduciary Shares	(41,508)	—	—	—
Investor Select Shares	(4,069)	—	—	—

Total dividends to shareholders	(198,950)	(143,648)	(62,510)	(84,746)

CAPITAL SHARE TRANSACTIONS (NOTE 5):
Institutional Shares	(3,604,273)	(19,695,957)	(4,624,348)	58,827
Institutional Service Shares	(9,962,151)	65,217,878	(342,589)	3,077,023
Investor Service Shares	—	—	(1,264,872)	(1,942,076)
Retail Shares	(58,679,846)	35,744,584	(4,035,304)	55,516,274
Advantage Shares	(31,744,554)	168,516,725	17,169,383	105,164,905
Fiduciary Shares	508,934,827	—	—	—
Investor Select Shares	40,500,191	—	—	—

Total capital share transactions	445,444,194	249,783,230	6,902,270	161,874,953

Total increase/(decrease)	445,466,801	249,835,319	6,902,918	161,875,820

NET ASSETS:
Beginning of year	1,520,204,030	1,270,368,711	606,123,217	444,247,397

End of year	$1,965,670,831	$1,520,204,030	$613,026,135	$606,123,217

UNDISTRIBUTED (OVERDISTRIBUTED) NET INVESTMENT INCOME	$4,987	$4,987	$—	$—

The accompanying notes are an integral part of these financial statements.

Financial Highlights

Daily Income Fund Money Market Portfolio

	Institutional Shares
	Years Ended March 31,
	2014	2013	2012	2011	2010
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the year)
Net asset value, beginning of year	$1.00	$1.00	$1.00	$1.00	$1.00

Income from investment operations:
Net investment income*	0.000	0.001	0.001	0.001	0.003
Net realized and unrealized gain (loss) on investments*	0.000	0.000	0.000	0.000	0.000

Total from investment operations	0.000	0.001	0.001	0.001	0.003

Less dividends/distributions from:
Net investment income*	(0.000)	(0.001)	(0.001)	(0.001)	(0.003)
Net realized gain on investment*	—	—	—	—	—

Total distributions	(0.000)	(0.001)	(0.001)	(0.001)	(0.003)

Net asset value, end of year	$1.00	$1.00	$1.00	$1.00	$1.00

TOTAL RETURN	0.04%	0.10%	0.08%	0.11%	0.29%

RATIO/SUPPLEMENTAL DATA
Net assets, end of year (000’s)	$396,982	$281,203	$307,495	$227,901	$221,078
Ratio to average net assets:**
Net investment income	0.04%	0.10%	0.07%	0.11%	0.26%
Expenses (net of fees waived)	0.20%	0.20%	0.22%	0.25%	0.25%
Management and administration fees waived	0.02%	0.02%	0.01%	0.00%	0.01%
Shareholder servicing and distribution fees waived	—	—	—	—	—
Transfer agency fees waived	0.02%	0.02%	0.01%	0.00%	0.01%

	Investor Service Shares[1]
	Years Ended March 31,
	2014	2013	2012	2011	2010
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the year)
Net asset value, beginning of year	$1.00	$1.00	$1.00	$1.00	$1.00

Income from investment operations:
Net investment income*	0.000	0.000	0.000	0.000	0.000
Net realized and unrealized gain (loss) on investments*	0.000	0.000	0.000	0.000	0.000

Total from investment operations	0.000	0.000	0.000	0.000	0.000

Less dividends/distributions from:
Net investment income*	(0.000)	(0.000)	(0.000)	(0.000)	(0.000)
Net realized gain on investment*	—	—	—	—	—

Total distributions	(0.000)	(0.000)	(0.000)	(0.000)	(0.000)

Net asset value, end of year	$1.00	$1.00	$1.00	$1.00	$1.00

TOTAL RETURN	0.01%	0.01%	0.00%	0.00%	0.02%

RATIO/SUPPLEMENTAL DATA
Net assets, end of year (000’s)	$267,913	$270,944	$220,100	$351,736	$278,303
Ratio to average net assets:**
Net investment income	0.01%	0.01%	0.00%	0.00%	0.02%
Expenses (net of fees waived)	0.23%	0.29%	0.28%	0.36%	0.52%
Management and administration fees waived	0.02%	0.02%	0.01%	0.00%	0.01%
Shareholder servicing and distribution fees waived	0.70%	0.66%	0.67%	0.62%	0.47%
Transfer agency fees waived	0.02%	0.00%	0.01%	0.00%	—

*	Amounts denoted 0.000 are less than 0.001
**	Ratios denoted 0.00% are less than 0.01%
1.	Prior to July 29, 2011, Investor Service Class Shares were known as Short Term Income Class Shares

The accompanying notes are an integral part of these financial statements.

Institutional Service Shares					Investor Shares
Years Ended March 31,					Years Ended March 31,
2014	2013	2012	2011	2010	2014	2013	2012	2011	2010

$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

0.000	0.000	0.000	0.000	0.001	0.000	0.000	0.000	0.000	0.001
0.000	0.000	0.000	0.000	0.000	0.000	0.000	0.000	0.000	0.000

0.000	0.000	0.000	0.000	0.001	0.000	0.000	0.000	0.000	0.001

(0.000)	(0.000)	(0.000)	(0.000)	(0.001)	(0.000)	(0.000)	(0.000)	(0.000)	(0.001)
—	—	—	—	—	—	—	—	—	—

(0.000)	(0.000)	(0.000)	(0.000)	(0.001)	(0.000)	(0.000)	(0.000)	(0.000)	(0.001)

$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

0.01%	0.01%	0.00%	0.00%	0.12%	0.01%	0.01%	0.00%	0.00%	0.06%

$54,067	$64,481	$83,525	$158,401	$235,431	$148,295	$146,718	$166,845	$191,794	$215,983

0.01%	0.01%	0.00%	0.00%	0.09%	0.01%	0.01%	0.00%	0.00%	0.07%
0.23%	0.29%	0.28%	0.36%	0.42%	0.23%	0.29%	0.28%	0.36%	0.50%
0.02%	0.02%	0.01%	0.00%	0.01%	0.02%	0.02%	0.01%	0.00%	0.01%
0.24%	0.18%	0.21%	0.15%	0.09%	0.45%	0.41%	0.42%	0.37%	0.24%
—	0.00%	0.00%	—	—	0.02%	0.00%	0.01%	0.00%	—

Retail Shares
Years Ended March 31,
2014	2013	2012	2011	2010

$1.00	$1.00	$1.00	$1.00	$1.00

0.000	0.000	0.000	0.000	0.000
0.000	0.000	0.000	0.000	0.000

0.000	0.000	0.000	0.000	0.000

(0.000)	(0.000)	(0.000)	(0.000)	(0.000)
—	—	—	—	—

(0.000)	(0.000)	(0.000)	(0.000)	(0.000)

$1.00	$1.00	$1.00	$1.00	$1.00

0.01%	0.01%	0.00%	0.00%	0.01%

$1,998,195	$902,309	$822,368	$914,654	$1,051,014

0.01%	0.01%	0.00%	0.00%	0.01%
0.23%	0.29%	0.28%	0.36%	0.55%
0.02%	0.02%	0.01%	0.00%	0.01%
0.90%	0.86%	0.87%	0.83%	0.65%
0.02%	0.00%	0.01%	0.00%	—

The accompanying notes are an integral part of these financial statements.

Financial Highlights (Continued)

Daily Income Fund Money Market Portfolio (Continued)

	Advantage Shares

	Years Ended March 31,
	2014	2013	2012	2011	2010
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the period)
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00

Income from investment operations:
Net investment income*	0.000	0.000	0.000	0.001	0.001
Net realized and unrealized gain (loss) on investments*	0.000	0.000	0.000	0.000	0.000

Total from investment operations	0.000	0.000	0.000	0.001	0.001

Less dividends/distributions from:
Net investment income*	(0.000)	(0.000)	(0.000)	(0.001)	(0.001)
Net realized gain on investment*	—	—	—	—	—

Total distributions	(0.000)	(0.000)	(0.000)	(0.001)	(0.001)

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00

TOTAL RETURN	0.02%	0.02%	0.03%	0.05%	0.05%

RATIO/SUPPLEMENTAL DATA
Net assets, end of period (000’s)	$1,908,358	$1,796,984	$1,548,680	$1,549,602	$1,574,427
Ratio to average net assets:**
Net investment income	0.02%	0.02%	0.03%	0.05%	0.05%
Expenses (net of fees waived)	0.22%	0.28%	0.26%	0.31%	0.49%
Management and administration fees waived	0.02%	0.02%	0.01%	0.00%	0.01%
Shareholder servicing and distribution fees waived	0.98%	0.92%	0.95%	0.93%	0.75%
Transfer agency fees waived	—	—	—	—	—

Daily Income Fund U.S. Treasury Portfolio

	Institutional Shares
	Years Ended March 31,
	2014	2013	2012	2011	2010
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the year)
Net asset value, beginning of year	$1.00	$1.00	$1.00	$1.00	$1.00

Income from investment operations:
Net investment income*	0.000	0.000	0.000	0.000	0.001
Net realized and unrealized gain (loss) on investments*	0.000	0.000	(0.000)	0.000	—

Total from investment operations	0.000	0.000	0.000	0.000	0.001

Less dividends/distributions from:
Net investment income*	(0.000)	(0.000)	(0.000)	(0.000)	(0.001)
Net realized gain on investment*	—	—	—	(0.000)	—

Total distributions	(0.000)	(0.000)	(0.000)	(0.000)	(0.001)

Net asset value, end of year	$1.00	$1.00	$1.00	$1.00	$1.00

TOTAL RETURN	0.00%	0.01%	0.00%	0.00%	0.07%

RATIO/SUPPLEMENTAL DATA
Net assets, end of year (000’s)	$1,200,789	$576,142	$690,702	$473,133	$499,667
Ratio to average net assets:**
Net investment income	0.00%	0.01%	0.00%	0.00%	0.08%
Expenses (net of fees waived)	0.06%	0.16%	0.11%	0.22%	0.21%
Management and administration fees waived	0.15%	0.06%	0.11%	0.03%	0.06%
Shareholder servicing and distribution fees waived	—	—	—	—	—
Transfer agency fees waived	0.02%	0.02%	0.02%	0.02%	0.01%

*	Amounts denoted 0.000 are less than 0.001
**	Ratios denoted 0.00% are less than 0.01%
(a)	Unannualized
(b)	Annualized

The accompanying notes are an integral part of these financial statements.

Xpress Shares					Fiduciary Shares		Investor Select Shares
Years Ended March 31,					From July 22, 2013 (commencement of operation) to March 31, 2014		From June 25, 2013 (commencement of operation) to March 31, 2014
2014	2013	2012	2011	2010

$1.00	$1.00	$1.00	$1.00	$1.00	$1.00		$1.00

0.000	0.000	0.000	0.000	0.000	0.000		0.000
0.000	0.000	0.000	0.000	0.000	0.000		0.000

0.000	0.000	0.000	0.000	0.000	0.000		0.000

(0.000)	(0.000)	(0.000)	(0.000)	(0.000)	(0.000)		(0.000)
—	—	—	—	—	—		—

(0.000)	(0.000)	(0.000)	(0.000)	(0.000)	(0.000)		(0.000)

$1.00	$1.00	$1.00	$1.00	$1.00	$1.00		$1.00

0.01%	0.01%	0.01%	0.02%	0.02%	0.02%	(a)	0.02%	(a)

$242,600	$282,822	$283,468	$276,727	$282,144	$981,319		$316,412

0.01%	0.01%	0.01%	0.02%	0.02%	0.03%	(b)	0.03%	(b)
0.23%	0.29%	0.28%	0.34%	0.53%	0.21%	(b)	0.21%	(b)
0.02%	0.02%	0.01%	0.00%	0.01%	0.02%	(b)	0.02%	(b)
0.97%	0.91%	0.93%	0.90%	0.71%	0.35%	(b)	0.60%	(b)
—	—	—	—	—	0.04%	(b)	0.04%	(b)

Institutional Service Shares					Investor Shares
Years Ended March 31,					Years Ended March 31,
2014	2013	2012	2011	2010	2014	2013	2012	2011	2010

$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

0.000	0.000	0.000	0.000	0.000	0.000	0.000	0.000	0.000	0.000
0.000	0.000	(0.000)	0.000	—	0.000	0.000	(0.000)	0.000	—

0.000	0.000	0.000	0.000	0.000	0.000	0.000	0.000	0.000	0.000

(0.000)	(0.000)	(0.000)	(0.000)	(0.000)	(0.000)	(0.000)	(0.000)	(0.000)	(0.000)
—	—	—	(0.000)	—	—	—	—	(0.000)	—

(0.000)	(0.000)	(0.000)	(0.000)	(0.000)	(0.000)	(0.000)	(0.000)	(0.000)	(0.000)

$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

0.00%	0.01%	0.00%	0.00%	0.01%	0.00%	0.01%	0.00%	0.00%	0.00%

$346,946	$163,522	$241,833	$223,950	$251,926	$224,650	$208,916	$206,573	$179,546	$198,429

0.00%	0.01%	0.00%	0.00%	0.01%	0.00%	0.01%	0.00%	0.00%	0.00%
0.06%	0.16%	0.10%	0.22%	0.26%	0.06%	0.16%	0.11%	0.22%	0.27%
0.15%	0.06%	0.11%	0.03%	0.06%	0.15%	0.06%	0.11%	0.03%	0.06%
0.25%	0.25%	0.25%	0.25%	0.19%	0.45%	0.45%	0.45%	0.45%	0.40%
0.02%	0.02%	0.02%	0.01%	0.01%	0.05%	0.05%	0.05%	0.04%	0.03%

The accompanying notes are an integral part of these financial statements.

Financial Highlights (Continued)

Daily Income Fund U.S. Treasury Portfolio (Continued)

	Investor Service Shares[1]

	Year Ended March 31,
	2014	2013	2012	2011	2010
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the period)
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00

Income from investment operations:
Net investment income*	0.000	0.000	0.000	0.000	0.000
Net realized and unrealized gain (loss) on investments*	0.000	0.000	(0.000)	0.000	—

Total from investment operations	0.000	0.000	0.000	0.000	0.000

Less dividends/distributions from:
Net investment income*	(0.000)	(0.000)	(0.000)	(0.000)	(0.000)
Net realized gain on investment*	—	—	—	(0.000)	—

Total distributions	(0.000)	(0.000)	(0.000)	(0.000)	(0.000)

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00

TOTAL RETURN	0.00%	0.01%	0.00%	0.00%	0.00%

RATIO/SUPPLEMENTAL DATA
Net assets, end of period (000’s)	$125,702	$152,799	$155,136	$143,733	$191,847
Ratio to average net assets:**
Net investment income	0.00%	0.01%	0.00%	0.00%	0.00%
Expenses (net of fees waived)	0.06%	0.16%	0.11%	0.22%	0.27%
Management and administration fees waived	0.15%	0.06%	0.11%	0.03%	0.06%
Shareholder servicing and distribution fees waived	0.70%	0.70%	0.70%	0.70%	0.65%
Transfer agency fees waived	0.05%	0.05%	0.05%	0.05%	0.03%

Daily Income Fund U.S. Government Portfolio

	Institutional Shares[2]
	Year Ended March 31,				For the period May 5, 2009 through March 31, 2010
	2014	2013	2012	2011
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the period)
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00

Income from investment operations:
Net investment income*	0.000	0.001	0.000	0.000	0.002
Net realized and unrealized gain (loss) on investments*	0.000	0.000	0.000	0.000	—

Total from investment operations	0.000	0.001	0.000	0.000	0.002

Less dividends/distributions from:
Net investment income*	(0.000)	(0.001)	(0.000)	(0.000)	(0.002)
Net realized gain on investment*	—	—	—	—	—

Total distributions	(0.000)	(0.001)	(0.000)	(0.000)	(0.002)

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00

TOTAL RETURN	0.01%	0.05%	0.01%	0.04%	0.17%	(a)

RATIO/SUPPLEMENTAL DATA
Net assets, end of period (000’s)	$19,060	$22,663	$42,357	$32,219	$90,506
Ratio to average net assets:**
Net investment income	0.01%	0.05%	0.01%	0.04%	0.17%	(b)
Expenses (net of fees waived)	0.11%	0.20%	0.20%	0.25%	0.25%	(b)
Management and administration fees waived	0.10%	0.01%	0.03%	0.00%	0.02%	(b)
Shareholder Servicing and Distribution fees waived	—	—	—	—	—
Transfer agency fees waived	0.02%	0.02%	0.02%	—	—

*	Amounts denoted 0.000 are less than 0.001
**	Ratios denoted 0.00% are less than 0.01%
1.	Prior to July 29, 2011, Investor Service Class Shares were known as Short Term Income Class Shares
2.	Shares were fully liquidated on December 11, 2008 and became active on May 5, 2009.
(a)	Unannualized
(b)	Annualized

The accompanying notes are an integral part of these financial statements.

Retail Shares					Fiduciary Shares		Investor Select Shares
Year Ended March 31,					From July 22, 2013 (commencement of operation) to March 31, 2014		From June 26, 2013 (commencement of operation) to March 31, 2014
2014	2013	2012	2011	2010

$1.00	$1.00	$1.00	$1.00	$1.00	$1.00		$1.00

0.000	0.000	0.000	0.000	0.000	0.000		0.000
0.000	0.000	(0.000)	0.000	—	0.000		0.000

0.000	0.000	0.000	0.000	0.000	0.000		0.000

(0.000)	(0.000)	(0.000)	(0.000)	(0.000)	(0.000)		(0.000)
—	—	—	(0.000)	—	—		—

(0.000)	(0.000)	(0.000)	(0.000)	(0.000)	(0.000)		(0.000)

$1.00	$1.00	$1.00	$1.00	$1.00	$1.00		$1.00

0.00%	0.01%	0.00%	0.00%	0.00%	0.00%	(a)	0.00%	(a)

$104,517	$87,555	$29,246	$14,906	$23,249	$257,134		$137,189

0.00%	0.01%	0.00%	0.00%	0.00%	0.00%	(b)	0.00%	(b)
0.06%	0.16%	0.11%	0.22%	0.25%	0.05%	(b)	0.05%	(b)
0.15%	0.06%	0.11%	0.03%	0.06%	0.15%	(b)	0.15%	(b)
0.90%	0.90%	0.90%	0.90%	0.87%	0.35%	(b)	0.60%	(b)
0.05%	0.05%	0.05%	0.05%	0.02%	0.05%	(b)	0.05%	(b)

Institutional Service Shares					Retail Shares

Years Ended March 31,					Years Ended March 31,
2014	2013	2012	2011	2010	2014	2013	2012	2011	2010

$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

0.000	0.000	0.000	0.000	0.001	0.000	0.000	0.000	0.000	0.000
0.000	0.000	0.000	0.000	—	0.000	0.000	0.000	0.000	—

0.000	0.000	0.000	0.000	0.001	0.000	0.000	0.000	0.000	0.000

(0.000)	(0.000)	(0.000)	(0.000)	(0.001)	(0.000)	(0.000)	(0.000)	(0.000)	(0.000)
—	—	—	—	—	—	—	—	—	—

(0.000)	(0.000)	(0.000)	(0.000)	(0.001)	(0.000)	(0.000)	(0.000)	(0.000)	(0.000)

$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

0.01%	0.01%	0.00%	0.00%	0.09%	0.01%	0.01%	0.00%	0.00%	0.01%

$117,461	$127,421	$62,202	$66,183	$73,383	$261,027	$319,699	$283,942	$219,973	$189,069

0.01%	0.01%	0.00%	0.00%	0.00%	0.01%	0.01%	0.01%	0.00%	0.00%
0.11%	0.23%	0.20%	0.28%	0.30%	0.11%	0.23%	0.20%	0.28%	0.48%
0.10%	0.01%	0.03%	0.00%	0.02%	0.10%	0.01%	0.03%	0.00%	0.02%
0.25%	0.23%	0.25%	0.22%	0.20%	0.90%	0.90%	0.90%	0.89%	0.70%
0.02%	0.01%	0.02%	0.00%	—	0.05%	0.02%	0.04%	0.01%	0.00%

The accompanying notes are an integral part of these financial statements.

Financial Highlights (Continued)

Daily Income Fund U.S. Government Portfolio (Continued)

	Advantage Shares

	Years Ended March 31,
	2014	2013	2012	2011	2010
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the period)
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00

Income from investment operations:
Net investment income*	0.000	0.000	0.000	0.000	0.000
Net realized and unrealized gain (loss) on investments*	0.000	0.000	0.000	0.000	—

Total from investment operations	0.000	0.000	0.000	0.000	0.000

Less dividends/distributions from:
Net investment income*	(0.000)	(0.000)	(0.000)	(0.000)	(0.000)
Net realized gain on investment*	—	—	—	—	—

Total distributions	(0.000)	(0.000)	(0.000)	(0.000)	(0.000)

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00

TOTAL RETURN	0.01%	0.01%	0.01%	0.01%	0.02%

RATIO/SUPPLEMENTAL DATA
Net assets, end of period (000’s)	$1,018,698	$1,050,421	$881,868	$882,200	$867,087
Ratio to average net assets:**
Net investment income	0.01%	0.01%	0.01%	0.01%	0.01%
Expenses (net of fees waived)	0.11%	0.24%	0.19%	0.27%	0.47%
Management and administration fees waived	0.10%	0.01%	0.03%	0.00%	0.02%
Shareholder servicing and distribution fees waived	1.00%	0.96%	1.00%	0.95%	0.76%
Transfer agency fees waived	—	—	—	—	—

Daily Income Fund Municipal Portfolio

	Institutional Shares

	Years Ended March 31,
	2014	2013	2012	2011	2010
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the period)
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00

Income from investment operations:
Net investment income*	0.000	0.000	0.000	0.002	0.004
Net realized and unrealized gain (loss) on investments*	0.000	0.000	0.000	(0.000)	0.000

Total from investment operations	0.000	0.000	0.000	0.002	0.004

Less dividends/distributions from:
Net investment income*	(0.000)	(0.000)	(0.000)	(0.002)	(0.004)
Net realized gain on investment*	—	—	—	(0.000)	(0.000)

Total distributions	(0.000)	(0.000)	(0.000)	(0.002)	(0.004)

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00

TOTAL RETURN	0.01%	0.02%	0.03%	0.19%	0.42%

RATIO/SUPPLEMENTAL DATA
Net assets, end of period (000’s)	$646	$5,269	$5,209	$5,171	$25,344
Ratio to average net assets:**
Net investment income	0.01%	0.02%	0.03%	0.22%	0.27%
Expenses (net of fees waived) (a)	0.19%	0.22%	0.25%	0.25%	0.25%
Management and administration fees waived	0.09%	0.03%	0.03%	0.05%	0.07%
Shareholder servicing and distribution fees waived	—	—	—	—	—
Transfer agency fees waived	0.02%	0.02%	0.01%	—	—
Expenses paid indirectly	—	0.00%	0.00%	0.00%	—

*	Amounts denoted 0.000 are less than 0.001
**	Ratios denoted 0.00% are less than 0.01%
(a)	Includes expense paid indirectly, if applicable
(b)	Unannualized
(c)	Annualized
1.	Shares were fully liquidated on December 22, 2009 and became active on November 2, 2012.
2.	Prior to July 29, 2011, Investor Service Class Shares were known as Short Term Income Class Shares

The accompanying notes are an integral part of these financial statements.

Fiduciary Shares		Investor Select Shares
From July 22, 2013 (commencement of operation) to March 31, 2014		From July 22, 2013 (commencement of operation) to March 31, 2014

$1.00		$1.00

0.000		0.000
0.000		0.000

0.000		0.000

(0.000)		(0.000)
—		—

(0.000)		(0.000)

$1.00		$1.00

0.01%	(b)	0.01%	(b)

$508,926		$40,499

0.01%	(c)	0.01%	(c)
0.09%	(c)	0.09%	(c)
0.10%	(c)	0.10%	(c)
0.35%	(c)	0.60%	(c)
0.05%	(c)	0.05%	(c)

Institutional Service Shares[1]					Investor Service Shares[2]
Year Ended March 31, 2014	For the period November 2, 2012 through March 31, 2013		For the period April 1, 2009 through December 21, 2009		Years Ended March 31,
					2014	2013	2012	2011	2010

$1.00	$1.00		$1.00		$1.00	$1.00	$1.00	$1.00	$1.00

0.000	0.000		0.002		0.000	0.000	0.000	0.000	0.001
0.000	0.000		0.000		0.000	0.000	0.000	(0.000)	0.000

0.000	0.000		0.002		0.000	0.000	0.000	0.000	0.001

(0.000)	(0.000)		(0.002)		(0.000)	(0.000)	(0.000)	(0.000)	(0.001)
—	—		(0.000)		—	—	—	(0.000)	(0.000)

(0.000)	(0.000)		(0.002)		(0.000)	(0.000)	(0.000)	(0.000)	(0.001)

$1.00	$1.00		$1.00		$1.00	$1.00	$1.00	$1.00	$1.00

0.01%	0.01%	(b)	0.18%	(b)	0.01%	0.02%	0.01%	0.00%	0.06%

$2,733	$3,076		$-0-		$50,606	$51,870	$53,804	$50,387	$45,068

0.01%	0.01%	(c)	0.26%	(c)	0.01%	0.02%	0.01%	0.00%	0.05%
0.14%	0.18%	(c)	0.50%	(c)	0.14%	0.23%	0.27%	0.44%	0.61%
0.09%	0.03%	(c)	0.07%	(c)	0.09%	0.03%	0.03%	0.05%	0.07%
0.25%	0.25%	(c)	—		0.70%	0.70%	0.03%	—	—
0.02%	0.02%	(c)	0.00%	(c)	0.05%	0.05%	0.69%	0.54%	0.37%
—	0.00%	(c)	—		—	0.00%	0.00%	0.00%	—

The accompanying notes are an integral part of these financial statements.

Financial Highlights (Continued)

Daily Income Fund Municipal Portfolio

	Retail Shares
	Years Ended March 31,
	2014	2013	2012	2011	2010
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the year)
Net asset value, beginning of year	$1.00	$1.00	$1.00	$1.00	$1.00

Income from investment operations:
Net investment income*	0.000	0.000	0.000	0.000	0.000
Net realized and unrealized gain (loss) on investments*	0.000	0.000	0.000	(0.000)	0.000

Total from investment operations	0.000	0.000	0.000	0.000	0.000

Less dividends/distributions from:
Net investment income*	(0.000)	(0.000)	(0.000)	(0.000)	(0.000)
Net realized gain on investment*	—	—	—	(0.000)	(0.000)

Total distributions	(0.000)	(0.000)	(0.000)	(0.000)	(0.000)

Net asset value, end of year	$1.00	$1.00	$1.00	$1.00	$1.00

TOTAL RETURN	0.01%	0.02%	0.01%	0.00%	0.04%

RATIO/SUPPLEMENTAL DATA
Net assets, end of year (000’s)	$230,696	$234,729	$179,209	$121,734	$152,582
Ratio to average net assets:**
Net investment income	0.01%	0.02%	0.01%	0.00%	0.02%
Expenses (net of fees waived) (a)	0.14%	0.22%	0.27%	0.45%	0.61%
Management and administration fees waived	0.09%	0.03%	0.03%	0.05%	0.07%
Shareholder servicing and distribution fees waived	0.90%	0.90%	0.89%	0.74%	0.56%
Transfer agency fees waived	0.05%	0.05%	0.03%	—	0.01%
Expenses paid indirectly	—	0.00%	0.00%	0.00%	—

	Advantage Shares
	Years Ended March 31,
	2014	2013	2012	2011	2010
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the year)
Net asset value, beginning of year	$1.00	$1.00	$1.00	$1.00	$1.00

Income from investment operations:
Net investment income*	0.000	0.000	0.000	0.001	0.001
Net realized and unrealized gain (loss) on investments*	0.000	0.000	0.000	(0.000)	0.000

Total from investment operations	0.000	0.000	0.000	0.001	0.001

Less dividends/distributions from:
Net investment income*	(0.000)	(0.000)	(0.000)	(0.001)	(0.001)
Net realized gain on investment*	—	—	—	(0.000)	(0.000)

Total distributions	(0.000)	(0.000)	(0.000)	(0.001)	(0.001)

Net asset value, end of year	$1.00	$1.00	$1.00	$1.00	$1.00

TOTAL RETURN	0.01%	0.02%	0.03%	0.05%	0.08%

RATIO/SUPPLEMENTAL DATA
Net assets, end of year (000’s)	$328,345	$311,179	$206,025	$182,277	$212,071
Ratio to average net assets:**
Net investment income	0.01%	0.02%	0.03%	0.05%	0.05%
Expenses (net of fees waived) (a)	0.14%	0.22%	0.25%	0.40%	0.57%
Management and administration fees waived	0.09%	0.03%	0.03%	0.05%	0.07%
Shareholder servicing and distribution fees waived	1.00%	1.00%	0.99%	0.83%	0.66%
Expenses paid indirectly	—	0.00%	0.00%	0.00%	—

*	Amounts denoted 0.000 are less than 0.001
**	Ratios denoted 0.00% are less than 0.01%
(a)	Includes expense paid indirectly, if applicable

The accompanying notes are an integral part of these financial statements.

Daily Income Fund

Notes to the Financial Statements

1. Summary of Accounting Policies

Daily Income Fund (the “Fund”) is a diversified, open-end management investment company registered under the Investment Company Act of 1940 (the “1940 Act”). The Fund comprises four managed portfolios of money market instruments: the Money Market Portfolio, the U.S. Treasury Portfolio, the U.S. Government Portfolio and the Municipal Portfolio (each referred to as a “Portfolio”). The investment objective of the Money Market, U.S. Treasury and U.S. Government Portfolios is to seek as high a level of current income to the extent consistent with the preservation of capital and the maintenance of liquidity. The investment objective of the Municipal Portfolio is to seek as high a level of tax-exempt current income to the extent consistent with the preservation of capital and the maintenance of liquidity. There can be no assurance that the Portfolios will achieve their objectives. The Fund has five core classes of stock authorized: Institutional, Institutional Service, Investor, Investor Service (formerly Short Term Income) and Retail shares. In addition to the core classes, the Money Market Portfolio includes the Advantage, Xpress, Fiduciary and Investor Select shares, the U.S. Government Portfolio includes the Advantage, Fiduciary and Investor Select shares and Municipal Portfolio includes the Advantage shares. Commencement of operations, or the most recent re-activation, for each of the share classes began as follows:

Share classes	Money Market Portfolio	U.S. Treasury Portfolio	U.S. Government Portfolio	Municipal Portfolio
Institutional shares	May 13, 1994	November 18, 1996	October 30, 2006	October 30, 2006
Institutional Service shares	April 3, 1995	November 29, 1995	March 19, 2007	November 1, 2012
Investor shares	November 28, 2006	February 21, 2007	Not Active (“N/A”)	N/A
Investor Service shares	February 12, 2007	November 2, 2006	N/A	February 20, 2007
Retail shares	November 28, 2006	December 12, 2006	December 12, 2006	December 8, 2006
Advantage shares	November 1, 2006	Not offered (“N/O”)	November 2, 2006	November 2, 2006
Xpress shares	June 20, 2007	N/O	N/O	N/O
Fiduciary shares	July 22, 2013	July 22, 2013	July 22, 2013	N/O
Investor Select shares	June 25, 2013	June 26, 2013	July 22, 2013	N/O

The Fund’s financial statements are prepared in accordance with accounting principles generally accepted in the United States of America (“GAAP”) for investment companies as follows:

VALUATION OF SECURITIES

Investments are recorded on the basis of amortized cost, which approximates value, as permitted by Rule 2a-7 under the 1940 Act. Under this method, a portfolio instrument is valued at cost and any discount or premium is amortized on a constant basis to the maturity of the instrument. The maturity of variable rate demand instruments is deemed to be the longer of the period required before the Fund is entitled to receive payment of the principal amount or the period remaining until the next interest rate adjustment.

SECURITIES TRANSACTIONS AND INVESTMENT INCOME

Securities transactions are recorded on a trade date basis. Interest income, adjusted for accretion of discount and amortization of premium, is recorded on the accrual basis from settlement date. Realized gains and losses on sales are computed on the basis of specific identification of the securities sold.

REPURCHASE AGREEMENTS

All Portfolios may enter into repurchase agreements. Eligible securities for collateral are securities consistent with the Portfolio’s investment objectives and may consist of U.S. Government Securities and/or U.S. Government Sponsored Agency Securities. In connection with transactions in repurchase agreements, it is the Portfolio’s policy that its custodian take possession of the underlying collateral securities, the fair value of which exceeds the principal amount of the repurchase transaction, including accrued interest, at all times. Under these arrangements, the Portfolios are permitted to deliver or re-pledge these securities. If the seller of a repurchase agreement fails to repurchase the security in accordance with the terms of the agreement, the Portfolios might incur expenses in enforcing their rights and could experience losses, including a decline in the value of the collateral and loss of income.

FEDERAL INCOME TAXES

It is the policy of each Portfolio to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its tax exempt and taxable (if any) income to its shareholders. As such, the Portfolios will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income tax is required in the financial statements. The Portfolios recognize interest and penalties, if any, as income tax expense in the Statement of Operations.

In addition, GAAP requires management of the Fund to analyze all open tax years, fiscal years 2011-2014, as defined by IRS statute of limitations for all major jurisdictions, including federal tax authorities and certain state tax authorities. As of and during the year ended March 31, 2014, the Portfolios did not have liabilities for any uncertain tax positions or unrecognized tax benefits. The Fund has no examination in progress and is not aware of any tax positions for which it is reasonably possible that the total tax amounts of unrecognized tax benefits will significantly change in the next twelve months.

DIVIDENDS AND DISTRIBUTIONS

Dividends from net investment income (excluding long-term capital gains and losses, if any, and amortization of market discount on tax exempt securities) are declared daily and paid monthly. Net realized capital gains, if any, are distributed at least annually and in no event later than 60 days after the end of the Fund’s fiscal year.

Daily Income Fund

Notes to the Financial Statements (Continued)

1. Summary of Accounting Policies (Continued)

ACCOUNTING ESTIMATES

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

REPRESENTATIONS AND INDEMNIFICATIONS

In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties which provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

ALLOCATION OF INCOME AND EXPENSES

Each Portfolio may allocate among its classes and to the extent allowable, to specific classes, certain expenses, including shareholder servicing fees, distribution fees, transfer agent fees, government registration fees, certain printing and postage costs, and administrative and legal expenses. For the year ended March 31, 2014, class specific expenses of each Portfolio were limited to shareholder servicing fees, distribution fees and transfer agent expenses. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets. In all other respects, all share classes represent the same interest in the income and assets of each Portfolio.

RISKS

Investments in obligations issued by agencies and instrumentalities of the U.S. Government may vary in the level of support they receive from the government. The government may choose not to provide financial support to government sponsored agencies or instrumentalities if it is not legally obligated to do so. In this case, if the issuer defaulted, the underlying Portfolio holding securities of such issuer might not be able to recover its investment from the U.S. Government.

The effect on performance from investing in securities issued or guaranteed by companies in the banking and financial services industries will depend to a greater extent on the overall condition of those industries. Financial services companies are highly dependent on the supply of short-term financing. The value of securities of issuers in the banking and financial services industry can be sensitive to changes in government regulation and interest rates and to economic downturns in the United States and abroad.

The value of, payment of interest on, repayment of principal for and the ability to sell a municipal security may be affected by constitutional amendments, legislative enactments, executive orders, administrative regulations, voter initiatives and the economics of the regions in which the issuers are located.

Since many municipal securities are issued to finance similar projects, especially those relating to education, housing, health care, transportation and utilities, conditions in those sectors can affect the overall municipal securities market and a Portfolio’s investment in municipal securities.

There is some risk that a portion or all of the interest received from certain tax-free municipal securities could become taxable as a result of determinations by the Internal Revenue Service.

In a low interest rate environment, such as the environment that existed at March 31, 2014, Reich & Tang Asset Management LLC (“the “Manager”) and Reich & Tang Distributors, Inc. (the “Distributor”) have historically waived their fees to maintain a minimum non-negative yield for all classes of the Fund. The Manager and Distributor are under no contractual obligation to continue such waiver in the future.

Certain Portfolios may purchase interests in loans extended to a corporate borrower or to the U.S. Government and its agencies or instrumentalities. When purchasing loan participations, a Portfolio assumes the credit risk of the borrower, and may assume the credit risk associated with an interposed bank or other financial intermediary.

2. Investment Management Fees and Other Transactions with Affiliates

Under the Investment Management Contract, each Portfolio pays an investment management fee to the Manager at the annual rate of 0.12% of the Portfolio’s average daily net assets.

Pursuant to an Administrative Services Contract, each Portfolio pays to the Manager an annual fee of 0.05% of the Portfolio’s average daily net assets.

Pursuant to a Sub-Accounting Agreement, Reich & Tang Services, Inc., (the “TA”), an affiliate of the Manager, performs or sub-contracts or employs others to perform certain sub-accounting services for the Advantage and Xpress shareholders. For its services under the Sub-Accounting Agreement, the TA receives from the Portfolio a fee up to 0.10% per annum of the average daily net assets of the Advantage shares and Xpress shares.

Daily Income Fund

Notes to the Financial Statements (Continued)

2. Investment Management Fees and Other Transactions with Affiliates (Continued)

The Fund and the Distributor, an affiliate of the Manager, have entered into a Shareholder Servicing Agreement and a Distribution Agreement. For its services under the Shareholder Servicing and Distribution Agreements, the Distributor receives from each Portfolio a fee, accrued daily and paid monthly, at an annual rate of each Class’s average daily net assets as follows:

	Shareholder Servicing Fees	Distribution Fees
Institutional Shares	-0-	-0-
Institutional Service Shares	0.25%	-0-
Investor Shares	0.25%	0.20%
Investor Service Shares	0.25%	0.45%
Retail Shares	0.25%	0.65%
Advantage Shares	0.25%	0.75%
Xpress Shares	0.25%	0.75%
Fiduciary Shares	0.25%	0.10%
Investor Select Shares	0.25%	0.35%

As of March 31, 2014, the amounts Payable to affiliates included in the Statement of Assets and Liabilities are broken down as follows:

Fee Type/Affiliate	Money Market Portfolio	U.S. Treasury Portfolio	U.S. Government Portfolio	Municipal Portfolio
Investment management fees/Manager	$684,757	$18,610	$73,090	$25,976
Administration fees/Manager	171,189	-0-	-0-	-0-
Shareholder servicing fees/Distributor	20,312	-0-	-0-	-0-
Transfer agency fees/TA	53,489	-0-	-0-	-0-

Total	$929,747	$18,610	$73,090	$25,976

For the year ended March 31, 2014, the following fees were voluntarily waived by the Manager, Distributor and TA:

	Money Market Portfolio	U.S. Treasury Portfolio	U.S. Government Portfolio	Municipal Portfolio
Investment management fees	$-0-	$1,768,525	$1,148,147	$329,020
Administration fees	898,526	863,349	936,912	263,155
Shareholder servicing fees – Institutional Service shares	173,474	482,975	318,136	7,800
Shareholder servicing fees – Investor shares	359,787	558,123	N/A	N/A
Shareholder servicing fees – Investor Service shares	676,777	356,740	N/A	127,994
Shareholder servicing fees – Retail shares	4,149,830	183,212	856,111	625,597
Shareholder servicing fees – Advantage shares	4,266,940	N/O	2,601,979	802,057
Shareholder servicing fees – Xpress shares	574,994	N/O	N/O	N/O
Shareholder servicing fees – Fiduciary shares	1,913,073	498,998	1,037,787	N/O
Shareholder servicing fees – Investor Select shares	576,659	253,418	101,709	N/O
Distribution fees – Investor shares	288,797	446,498	N/A	N/A
Distribution fees – Investor Service shares	1,222,022	642,133	N/A	230,389
Distribution fees – Retail shares	10,808,741	476,352	2,225,889	1,626,552
Distribution fees – Advantage shares	14,044,946	N/O	7,805,937	2,406,173
Distribution fees – Xpress shares	1,985,797	N/O	N/O	N/O
Distribution fees – Fiduciary shares	765,229	199,599	415,115	N/O
Distribution fees – Investor Select shares	807,322	354,787	142,393	N/O
Transfer agency fees – Institutional shares	129,370	158,662	4,425	200
Transfer agency fees – Institutional Service shares	714	38,638	25,451	624
Transfer agency fees – Investor shares	26,059	111,625	N/A	N/A
Transfer agency fees – Investor Service shares	50,243	71,348	N/A	25,599
Transfer agency fees – Retail shares	354,693	36,642	171,222	125,120
Transfer agency fees – Fiduciary shares	310,581	99,800	207,557	N/O
Transfer agency fees – Investor Select shares	93,590	50,684	20,343	N/O

Total	$44,478,164	$7,652,108	$18,019,113	$6,570,280

Included in the above amounts were waivers to maintain a minimum yield in light of market conditions. The Manager, Distributer and TA have no right to recoup prior fee waivers.

The Fund’s investment manager and distributor have voluntarily agreed to waive fees and/or reimburse expenses in order to maintain Total Annual Operating expenses as set forth below (“the Expense Cap Arrangement” up to the date of the Fund’s next effective prospectus).

Daily Income Fund

Notes to the Financial Statements (Continued)

2. Investment Management Fees and Other Transactions with Affiliates (Continued)

Share classes	Money Market Portfolio	U.S. Treasury Portfolio	U.S. Government Portfolio	Municipal Portfolio
Institutional shares	0.20%	0.20%	0.20%	0.27%
Institutional Service shares	0.47%	0.47%	0.47%	0.52%
Investor shares	0.65%	0.65%	N/A	N/A
Investor Service shares	0.95%	0.95%	N/A	0.95%
Retail shares	1.00%	1.00%	1.00%	1.07%

The Manager and Distributor have contractually agreed to waive fees and/or reimburse expenses in order to maintain Total Annual Fund Operating Expenses for the Fiduciary Shares at 0.50% of the Class’s average daily net assets for each of the Money Market Portfolio, U.S. Treasury Portfolio and U.S. Government Portfolio. This contractual fee waiver will continue until at least the 2015 annual update to the Fund’s registration statement.

The Manager and Distributor have contractually agreed to waive fees and/or reimburse expenses in order to maintain Total Annual Fund Operating Expenses for the Investor Select Shares at 0.75% of the Class’s average daily net assets for each of the Money Market Portfolio, U.S. Treasury Portfolio and U.S. Government Portfolio. This contractual fee waiver will continue until at least the 2015 annual update to the Fund’s registration statement.

Any portion of the total fees received by the Manager and its past profits may be used to provide shareholder services and for distribution of Fund shares. In addition, the Manager and its affiliates have contractually agreed to waive fees and/or reimburse expenses, until at least the 2015 annual update to the Fund’s registration statement, in order to maintain a minimum yield of 0.03% for the Money Market Portfolio, 0.01% for the U.S. Treasury Portfolio, and 0.02% for the U.S. Government Portfolio so long as their gross yields are greater than 0.23%, 0.12% and 0.22%, respectively.

Trustees of the Fund not affiliated with the Manager are paid a fee that is allocated among multiple funds, as defined below. Prior to January 2014, each Independent Trustee received an annual retainer of $65,000 and a fee of $3,750 for each Board of Trustees meeting attended. Each Independent Trustee also received a fee up to $1,500 at the discretion of the Lead Trustee for telephonic Board meetings and committee meetings that are not held on the same day as a Board Meeting. In addition, the Lead Independent Trustee received an additional annual fee of $15,000, payable quarterly and the Audit Committee Chairman and Compliance Oversight Committee Chairman each received an additional annual fee of $10,000, payable quarterly. Each Independent Trustee was also reimbursed for all out-of-pocket expenses relating to attendance at such meetings. The fees noted above were allocated at the discretion of the Manager among the Fund and the California Daily Tax Free Income Fund, Inc.

Effective January 1, 2014, each Independent Trustee receives an annual retainer of $70,000 and a fee of $3,750 for each Board of Trustees meeting attended. Each Independent Trustee also receives a fee up to $1,500 at the discretion of the Lead Trustee for telephonic Board meetings and committee meetings that are not held on the same day as a Board Meeting. In addition, Chairman of the Board receives an annual fee of $16,000, payable quarterly and the Lead Independent Trustee receives an additional annual fee of $16,000, payable quarterly and the Audit Committee Chairman and Compliance Oversight Committee Chairman will each receive an additional annual fee of $10,600, payable quarterly. Each Independent Trustee will also be reimbursed for all out-of-pocket expenses relating to attendance at such meetings. The fees noted above are to be allocated at the discretion of the Manager among the Fund and the California Daily Tax Free Income Fund, Inc.

Included in the Statement of Operations under the caption “Shareholder servicing and related shareholder expenses” are fees pursuant to the Transfer Agency Agreement between the TA and the Portfolios. The TA, an affiliate of the Manager, as transfer agent and dividend agent, receives a fee of $17.40 per account per year or a minimum of (i) 0.05% of the monthly average net assets of the Investor, Investor Service, Retail, Fiduciary and Investor Select shares of the Portfolios or (ii) 0.02% of the monthly average net assets of the Institutional Service and Institutional shares of the Portfolios. The Advantage and Xpress shares do not participate in the Transfer Agency Agreement. For the year ended March 31, 2014 these fees after waivers amounted to:

	Money Market Portfolio		U.S. Treasury Portfolio		U.S. Government Portfolio		Municipal Portfolio
	Amount	%	Amount	%	Amount	%	Amount	%
Institutional shares	$-0-	0.00%	$-0-	0.00%	$-0-	0.00%	$-0-	0.00%
Institutional Service shares	13,870	0.02%	-0-	0.00%	-0-	0.00%	-0-	0.00%
Investor shares	46,141	0.03%	-0-	0.00%	N/A		N/A
Investor Service shares	85,537	0.03%	-0-	0.00%	N/A		-0-	0.00%
Retail shares	476,749	0.03%	-0-	0.00%	-0-	0.00%	-0-	0.00%
Fiduciary shares	72,033	0.01%	-0-	0.00%	-0-	0.00%	N/O
Investor Select shares	21,742	0.01%	-0-	0.00%	-0-	0.00%	N/O

Total	$716,072		$-0-		$-0-		$-0-

Natixis Global Asset Management, LP (“NGAM”), the parent company of the Manager, invests a portion of its excess cash balance in Daily Income Fund – Money Market Portfolio – Institutional shares. For the year ended March 31, 2014, NGAM has invested an average of $268,904,874 and as of March 31, 2014, had an investment of $9,634. Also, on a daily basis, the Manager, Distributor, TA and affiliated investment entities invested their excess cash in Daily Income Fund in amounts that are not material to the entity.

Daily Income Fund

Notes to the Financial Statements (Continued)

2. Investment Management Fees and Other Transactions with Affiliates (Continued)

As of March 31, 2014, certain Trustees, Officers and affiliated entities had investments in the Portfolios representing less than 1% of each Portfolio.

3. Securities Transactions with Affiliated Funds

The Portfolios are permitted to purchase or sell securities from or to certain other Reich & Tang Funds under specified conditions outlined in procedures adopted by the Board of Trustees of the Portfolio. The procedures have been designed to ensure that any purchase or sale of securities of the Portfolio from or to another fund or portfolio that is, or could be, considered an affiliate by virtue of having a common investment advisor (or affiliated investment advisors), common Trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under the procedures, each transaction is effected at the current market price.

For the year ended March 31, 2014, the Portfolios engaged in purchases and sales with affiliates, none of which resulted in any gain or loss, which amounted to:

Transaction Type	Money Market Portfolio	U.S. Treasury Portfolio	U.S. Government Portfolio	Municipal Portfolio
Purchases	$-0-	$-0-	$-0-	$33,950,000
Sales	4,999,298	-0-	-0-	40,425,000
Gains/(losses)	-0-	-0-	-0-	-0-

4. Compensating Balance Arrangement and Other Transactions

Pursuant to a Compensating Balance Agreement, the Portfolios are permitted to temporarily overdraft or leave balances in their accounts with The Bank of New York Mellon (the “Bank”). The Portfolios may, in the case of the Municipal Portfolio, leave funds or overdraft funds in the account so the Bank or the Portfolio can be compensated for use of funds based upon the agreed upon formula. Unless agreed otherwise, at the end of pre-determined three month periods, the Portfolio will be charged for average overdrafts or receive an earnings credit for average positive balances computed at the agreed upon rate on the last day of the period.

For the Money Market, U.S. Treasury and U.S. Government, the Bank or the Portfolios will be compensated by accumulating the daily overdraft charges and/or earnings credits throughout the month, respectively.

Earnings credit, if any, reduce the Fund’s safekeeping fees, but are separately disclosed as expense paid indirectly and custodian expenses, respectively, in the Statement of Operations.

5. Transactions in Shares of Beneficial Interest

At March 31, 2014, an unlimited number of shares of beneficial interest ($0.001 par value) were authorized. Transactions in capital stock, all at $1.00 per share were as follows:

MONEY MARKET PORTFOLIO	Year Ended March 31, 2014	Year Ended March 31, 2013
Institutional Shares
Sold	$5,446,016,294	$4,595,936,712
Issued on reinvestment of dividends	255,889	472,473
Redeemed	(5,330,519,399)	(4,622,821,853)

Net increase (decrease)	$115,752,784	$(26,412,668)

Institutional Service Shares
Sold	$555,667,502	$387,684,290
Issued on reinvestment of dividends	7,318	7,190
Redeemed	(566,092,290)	(406,768,823)

Net increase (decrease)	$(10,417,470)	$(19,077,343)

Investor Shares
Sold	$450,154,358	$428,326,806
Issued on reinvestment of dividends	14,314	16,328
Redeemed	(448,602,426)	(448,535,957)

Net increase (decrease)	$1,566,246	$(20,192,823)

Daily Income Fund

Notes to the Financial Statements (Continued)

5. Transactions in Shares of Beneficial Interest (Continued)

MONEY MARKET PORTFOLIO	Year Ended March 31, 2014	Year Ended March 31, 2013
Investor Service Shares
Sold	$912,506,302	$861,611,396
Issued on reinvestment of dividends	26,166	23,432
Redeemed	(915,582,823)	(810,875,669)

Net increase (decrease)	$(3,050,355)	$50,759,159

Retail Shares
Sold	$4,019,153,123	$2,454,196,851
Issued on reinvestment of dividends	165,144	86,031
Redeemed	(2,923,555,022)	(2,374,660,965)

Net increase (decrease)	$1,095,763,245	$79,621,917

Advantage Shares
Sold	$3,211,922,538	$3,229,725,251
Issued on reinvestment of dividends	372,705	338,961
Redeemed	(3,101,057,613)	(2,982,358,524)

Net increase (decrease)	$111,237,630	$247,705,688

Xpress Shares
Sold	$351,947,393	$419,446,902
Issued on reinvestment of dividends	26,437	27,097
Redeemed	(392,213,947)	(420,231,092)

Net increase (decrease)	$(40,240,117)	$(757,093)

Fiduciary Shares
Sold	$1,925,165,029
Issued on reinvestment of dividends	18,809
Redeemed	(2,147,911,621)
Shares issued in connection with acquisition of HighMark Diversified Money Market Fund (Note 6)	1,203,995,207

Net increase (decrease)	$981,267,424

Investor Select Shares
Sold	$298,905,540
Issued on reinvestment of dividends	61,847
Redeemed	(363,618,312)
Shares issued in connection with acquisition of HighMark Diversified Money Market Fund (Note 6)	381,046,696

Net increase (decrease)	$316,395,771

U.S. TREASURY PORTFOLIO	Year Ended March 31, 2014	Year Ended March 31, 2013
Institutional Shares
Sold	$8,071,294,407	$6,629,195,165
Issued on reinvestment of dividends	26,831	70,314
Redeemed	(7,446,683,661)	(6,743,829,066)

Net increase (decrease)	$624,637,577	$(114,563,587)

Institutional Service Shares
Sold	$2,006,503,583	$1,523,980,659
Issued on reinvestment of dividends	6,266	18,627
Redeemed	(1,823,087,973)	(1,602,311,455)

Net increase (decrease)	$183,421,876	$(78,312,169)

Daily Income Fund

Notes to the Financial Statements (Continued)

5. Transactions in Shares of Beneficial Interest (Continued)

U.S. TREASURY PORTFOLIO	Year Ended March 31, 2014	Year Ended March 31, 2013
Investor Shares
Sold	$1,127,443,204	$969,320,254
Issued on reinvestment of dividends	7,161	14,327
Redeemed	(1,111,716,571)	(966,993,207)

Net increase (decrease)	$15,733,794	$2,341,374

Investor Service Shares
Sold	$393,217,655	$413,331,322
Issued on reinvestment of dividends	4,400	12,744
Redeemed	(420,318,015)	(415,682,247)

Net increase (decrease)	$(27,095,960)	$(2,338,181)

Retail Shares
Sold	$450,718,225	$456,804,325
Issued on reinvestment of dividends	2,370	5,589
Redeemed	(433,757,771)	(398,503,138)

Net increase (decrease)	$16,962,824	$58,306,776

Fiduciary Shares
Sold	$1,439,691,570
Issued on reinvestment of dividends	99
Redeemed	(1,498,742,102)
Shares issued in connection with acquisition of HighMark 100% U.S. Treasury Money Market Fund (Note 6)	214,307,589
Shares issued in connection with acquisition of HighMark Treasury Plus Money Market Fund (Note 6)	101,871,712

Net increase (decrease)	$257,128,868

Investor Select Shares
Sold	$430,249,009
Issued on reinvestment of dividends	5,026
Redeemed	(452,913,952)
Shares issued in connection with acquisition of HighMark 100% U.S. Treasury Money Market Fund (Note 6)	154,641,350
Shares issued in connection with acquisition of HighMark Treasury Plus Money Market Fund (Note 6)	5,205,458

Net increase (decrease)	$137,186,891

U.S. GOVERNMENT PORTFOLIO	Year Ended March 31, 2014	Year Ended March 31, 2013
Institutional Shares
Sold	$38,864,868	$63,272,225
Issued on reinvestment of dividends	2,338	7,744
Redeemed	(42,471,479)	(82,975,926)

Net increase (decrease)	$(3,604,273)	$(19,695,957)

Institutional Service Shares
Sold	$98,408,946	$54,818,976
Issued on reinvestment of dividends	12,725	8,911
Redeemed	(108,383,822)	(53,855,309)
Shares issued in connection with acquisition of Value Line U. S. Government Money Market Fund (Note 6)	-0-	64,245,300

Net increase (decrease)	$(9,962,151)	$65,217,878

Daily Income Fund

Notes to the Financial Statements (Continued)

5. Transactions in Shares of Beneficial Interest (Continued)

U.S. GOVERNMENT PORTFOLIO	Year Ended March 31, 2014	Year Ended March 31, 2013
Retail Shares
Sold	$5,099,907,864	$7,224,151,540
Issued on reinvestment of dividends	34,149	30,079
Redeemed	(5,158,621,859)	(7,188,437,035)

Net increase (decrease)	$(58,679,846)	$35,744,584

Advantage Shares
Sold	$1,285,546,522	$1,513,048,742
Issued on reinvestment of dividends	103,878	97,875
Redeemed	(1,317,394,954)	(1,344,629,892)

Net increase (decrease)	$(31,744,554)	$168,516,725

Fiduciary Shares
Sold	$2,049,432,297
Issued on reinvestment of dividends	1,984
Redeemed	(2,242,781,167)
Shares issued in connection with acquisition of HighMark U.S. Government Money Market Fund (Note 6)	702,281,713

Net increase (decrease)	$508,934,827

Investor Select Shares
Sold	$189,240,763
Issued on reinvestment of dividends	4,061
Redeemed	(233,368,859)
Shares issued in connection with acquisition of HighMark U.S. Government Money Market Fund (Note 6)	84,624,226

Net increase (decrease)	$40,500,191

MUNICIPAL PORTFOLIO	Year Ended March 31, 2014	Year Ended March 31, 2013
Institutional Shares
Sold	$703,996	$286,900
Issued on reinvestment of dividends	120	1,052
Redeemed	(5,328,464)	(229,125)

Net increase (decrease)	$(4,624,348)	$58,827

Institutional Service Shares
Sold	$9,304,742	$5,760,789
Issued on reinvestment of dividends	313	192
Redeemed	(9,647,644)	(2,683,958)

Net increase (decrease)	$(342,589)	$3,077,023

Investor Service Shares
Sold	$210,888,549	$185,611,290
Issued on reinvestment of dividends	5,058	7,511
Redeemed	(212,158,479)	(187,560,877)

Net increase (decrease)	$(1,264,872)	$(1,942,076)

Retail Shares
Sold	$1,176,795,422	$747,488,485
Issued on reinvestment of dividends	24,491	36,659
Redeemed	(1,180,855,217)	(692,008,870)

Net increase (decrease)	$(4,035,304)	$55,516,274

Daily Income Fund

Notes to the Financial Statements (Continued)

5. Transactions in Shares of Beneficial Interest (Continued)

MUNICIPAL PORTFOLIO	Year Ended March 31, 2014	Year Ended March 31, 2013
Advantage Shares
Sold	$405,075,314	$441,703,894
Issued on reinvestment of dividends	31,809	40,756
Redeemed	(387,937,740)	(336,579,745)

Net increase (decrease)	$17,169,383	$105,164,905

6. Acquisition of Value Line U.S. Government Money Market Fund and HighMark Money Market Funds

On October 19, 2012, U.S. Government Portfolio acquired all of the net assets of Value Line U.S. Government Money Market Fund, an open-end investment company, pursuant to a plan of reorganization approved by the Board of Directors of Value Line U.S. Government Money Market Fund on June 21, 2012. The purpose of the transaction was to combine two funds with substantially similar investment policies and strategies. The acquisition was accomplished by a tax-free exchange of 64,245,300 shares of U.S. Government Portfolio, valued at $64,245,300, for all of the assets and the assumption of the liabilities (net assets of $64,245,300) of Value Line U.S. Government Money Market Fund on October 19, 2012. The investment portfolio of Value Line U.S. Government Money Market Fund, with an amortized cost of $64,097,982, which approximates the fair value at October 19, 2012, was the principal asset acquired by U.S. Government Portfolio. For financial reporting purposes, assets received and shares issued by U.S. Government Portfolio were recorded at amortized cost which approximates fair value; and the amortized cost basis of the investments received from Value Line U.S. Government Money Market Fund was carried forward to align ongoing reporting of U.S. Government Portfolio. Immediately prior to the merger, the net assets of U.S. Government Portfolio were $1,402,021,082.

On July 19, 2013, Money Market Portfolio acquired all of the net assets of HighMark Diversified Money Market Fund, an open- end investment company, pursuant to a plan of reorganization approved by the Board of Directors of HighMark Diversified Money Market Fund on April 2, 2013. The purpose of the transaction was to combine two funds with substantially similar investment policies and strategies. The acquisition was accomplished by a tax-free exchange of 1,585,041,903 shares of Money Market Portfolio, valued at $1,585,041,903, for all of the assets and the assumption of the liabilities (net assets of $1,585,085,155) of HighMark Diversified Money Market Fund on July 19, 2013. The investment portfolio of HighMark Diversified Money Market Fund, with an amortized cost of $1,552,364,853, which approximates the fair value at July 19, 2013, was the principal asset acquired by Money Market Portfolio. For financial reporting purposes, assets received and shares issued by Money Market Portfolio were recorded at amortized cost which approximates fair value; and the amortized cost basis of the investments received from HighMark Diversified Money Market Fund, was carried forward to align ongoing reporting of Money Market Portfolio. Immediately prior to the merger, the net assets of Money Market Portfolio were $3,942,861,503.

Assuming the acquisition had been completed on April 1, 2013, the beginning of the annual reporting period of Money Market Portfolio, Money Market Portfolio’s pro forma results of operations for the year ended March 31, 2014, would have been as follows:

Net investment income $1,289,315

Net realized gain (loss) on investments $404,623

Net increase (decrease) in net assets resulting from operations $1,693,938

Because the combined investment portfolios have been managed as a single integrated portfolio since the acquisition was completed, it is not practicable to separate the amounts of revenue and earnings of HighMark Diversified Money Market Fund that have been included in Money Market Portfolio’s Statement of Operations since July 19, 2013.

On July 19, 2013, U.S. Treasury Portfolio acquired all of the net assets of HighMark 100% U.S. Treasury Money Market Fund, an open-end investment company, pursuant to a plan of reorganization approved by the Board of Directors of HighMark 100% U.S. Treasury Money Market Fund on April 2, 2013. The purpose of the transaction was to combine two funds with substantially similar investment policies and strategies. The acquisition was accomplished by a tax-free exchange of 368,948,939 shares of U.S. Treasury Portfolio, valued at $368,948,939, for all of the assets and the assumption of the liabilities (net assets of $368,793,955) of HighMark 100% U.S. Treasury Money Market Fund on July 19, 2013. The investment portfolio of HighMark 100% U.S. Treasury Money Market Fund, with an amortized cost of $368,823,255, which approximates the fair value at July 19, 2013, was the principal asset acquired by U. S. Treasury Portfolio. For financial reporting purposes, assets received and shares issued by U.S. Treasury Portfolio were recorded at amortized cost which approximates fair value; and the amortized cost basis of the investments received from HighMark 100% U.S. Treasury Money Market Fund, was carried forward to align ongoing reporting of U.S. Treasury Portfolio. Immediately prior to the merger, the net assets of U.S. Treasury Portfolio were $1,358,482,407.

On July 19, 2013, U.S. Treasury Portfolio also acquired all of the net assets of HighMark Treasury Plus Money Market Fund, an open-end investment company, pursuant to a plan of reorganization approved by the Board of Directors of HighMark Treasury Plus Money Market Fund on April 2, 2013. The purpose of the transaction was to combine two funds with substantially similar investment policies and strategies. The acquisition was accomplished by a tax-free exchange of 107,077,170 shares of U.S. Treasury Portfolio, valued at $107,077,170, for all of the assets and the assumption of the liabilities (net assets of $107,076,992) of HighMark Treasury Plus Market Fund on July 19, 2013. The investment portfolio of HighMark Treasury Plus Money Market Fund, with an amortized cost of $94,598,557, which approximates the fair value at July 19, 2013, was the principal asset acquired by U. S. Treasury Portfolio. For financial reporting purposes, assets received and shares issued by U.S. Treasury Portfolio were recorded at amortized cost which approximates fair value; and the amortized cost basis of the

Daily Income Fund

Notes to the Financial Statements (Continued)

6. Acquisition of Value Line U.S. Government Money Market Fund and HighMark Money Market Funds (Continued)

investments received from HighMark Treasury Plus Money Market Fund, was carried forward to align ongoing reporting of U.S.Treasury Portfolio. Immediately prior to the merger, the net assets of U.S. Treasury Portfolio were $1,358,482,407.

Assuming the acquisitions had been completed on April 1, 2013, the beginning of the annual reporting period of U.S. Treasury Portfolio, U.S. Treasury Portfolio’s pro forma results of operations for the year ended March 31, 2014, would have been as follows:

Net investment income $73,583

Net realized gain (loss) on investments $17,174

Net increase (decrease) in net assets resulting from operations $90,757

Because the combined investment portfolios have been managed as a single integrated portfolio since the acquisition was completed, it is not practicable to separate the amounts of revenue and earnings of HighMark 100% U.S. Treasury Money Market Fund and HighMark Treasury Plus Money Market Fund that have been included in U.S. Treasury Portfolio’s Statement of Operations since July 19, 2013.

On July 19, 2013, U.S. Government Portfolio acquired all of the net assets of HighMark U.S. Government Money Market Fund, an open-end investment company, pursuant to a plan of reorganization approved by the Board of Directors of HighMark U.S. Government Money Market Fund on April 2, 2013. The purpose of the transaction was to combine two funds with substantially similar investment policies and strategies. The acquisition was accomplished by a tax-free exchange of 786,905,939 shares of U.S. Government Portfolio, valued at $786,905,939, for all of the assets and the assumption of the liabilities (net assets of $786,891,058) of HighMark U.S. Government Market Fund on July 19, 2013. The investment portfolio of HighMark U.S. Government Money Market Fund, with an amortized cost of $742,452,208, which approximates the fair value at July 19, 2013, was the principal asset acquired by U.S. Government Portfolio. For financial reporting purposes, assets received and shares issued by U.S. Government Portfolio were recorded at amortized cost which approximates fair value; and the amortized cost basis of the investments received from HighMark U.S. Government Money Market Fund, was carried forward to align ongoing reporting of U.S.Government Portfolio. Immediately prior to the merger, the net assets of U.S. Government Portfolio were $1,566,779,480.

Assuming the acquisition had been completed on April 1, 2013, the beginning of the annual reporting period of U.S.Government Portfolio, U.S. Government Portfolio’s pro forma results of operations for the year ended March 31, 2014, would have been as follows:

Net investment income $223,896

Net realized gain (loss) on investments $22,607

Net increase (decrease) in net assets resulting from operations $246,503

Because the combined investment portfolios have been managed as a single integrated portfolio since the acquisition was completed, it is not practicable to separate the amounts of revenue and earnings of HighMark U.S. Government Money Market Fund that have been included in U.S. Government Portfolio’s Statement of Operations since July 19, 2013.

7. Tax Information

The tax character of all dividends and distributions paid during the years ended March 31, 2014 and 2013 were as follows:

	Money Market Portfolio		U.S. Treasury Portfolio		U.S. Government Portfolio		Municipal Portfolio
	2014	2013	2014	2013	2014	2013	2014	2013
Ordinary Income	$1,148,568	$985,115	$65,895	$116,388	$198,950	$143,648	$-0-	$-0-
Tax-Exempt Income	$-0-	$-0-	$-0-	$-0-	$-0-	$-0-	$62,510	$84,746
Long-term capital gain	$-0-	$-0-	$-0-	$-0-	$-0-	$-0-	$-0-	$-0-

At March 31, 2014, the Fund’s capital loss transactions were as follows:

	Capital Loss Carry Forward Utilized	Capital Loss Carry Forward Remaining	Expiration of Carry Forward
Money Market Portfolio*	$143,628	$-0-	N/A
U.S. Treasury Portfolio*	69,633	886	3/31/18
U.S. Government Portfolio	18,578	-0-	N/A
Municipal Portfolio	-0-	-0-	N/A

*	Includes capital losses from acquired fund.

Under the Regulated Investment Company Modernization Act of 2010 (the “Act”), capital losses originating in taxable years beginning after December 22, 2010 (“post-enactment capital losses”) may be carried forward indefinitely. Furthermore, post-enactment capital losses will retain their character as either short-term or long-term capital losses rather than being considered all short-term capital losses as under previous law. At March 31, 2014, the Portfolios did not have any post-enactment capital loss carryforwards.

At March 31, 2014, there were distributable ordinary earnings of $319,970, $42,735 and $16,930 for the Money Market, U.S. Treasury and U.S. Government Portfolios, respectively. At March 31, 2014, there were distributable tax-exempt earnings and capital gains of $2,056 and $648, respectively, for the Municipal Portfolio.

Daily Income Fund

Notes to the Financial Statements (Continued)

8. Additional Valuation Information

Under the provisions of GAAP, fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 –	prices are determined using quoted prices in an active market for identical assets.

Level 2 –	prices are determined using other significant observable inputs. Observable inputs are inputs that the other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3 –	prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of the end of the reporting year, March 31, 2014. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Money market securities may be valued using amortized cost, in accordance with the 1940 Act. Generally, amortized cost approximates the current fair value of a security, but as the value is not obtained from a quoted price in an active market, such securities are reflected as a Level 2.

The following table summarizes the inputs used to value the Daily Income Fund – Money Market Portfolio’s investments as of March 31, 2014:

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Debt securities	$-0-	$6,314,032,553	$-0-

Total	$-0-	$6,314,032,553	$-0-

The following table summarizes the inputs used to value the Daily Income Fund – U.S. Treasury Portfolio’s investments as of March 31, 2014:

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Repurchase agreements	$-0-	$886,000,000	$-0-
Debt securities	$-0-	$1,510,280,565	$-0-

Total	$-0-	$2,396,280,565	$-0-

The following table summarizes the inputs used to value the Daily Income Fund – U.S. Government Portfolio’s investments as of March 31, 2014:

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Repurchase agreements	$-0-	$745,000,000	$-0-
Debt securities	$-0-	$1,220,301,796	$-0-

Total	$-0-	$1,965,301,796	$-0-

Daily Income Fund

Notes to the Financial Statements (Continued)

8. Additional Valuation Information (Continued)

The following table summarizes the inputs used to value the Daily Income Fund – Municipal Portfolio’s investments as of March 31, 2014:

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Debt securities	$-0-	$604,552,241	$-0-

Total	$-0-	$604,552,241	$-0-

At March 31, 2014, there were no Level 1 or Level 3 investments. There were also no transfers between levels during the year ended March 31, 2014.

Daily Income Fund

Report of Independent Registered Public Accounting Firm

To The Board of Trustees and Shareholders of Daily Income Fund

In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Daily Income Fund Money Market Portfolio, Daily Income Fund U.S. Treasury Portfolio, Daily Income Fund U.S. Government Portfolio and Daily Income Fund Municipal Portfolio (individual portfolios constituting Daily Income Fund, hereafter referred to as the “Fund”) at March 31, 2014, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at March 31, 2014 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

New York, New York

May 28, 2014

Daily Income Fund

Additional Information (Unaudited)

Additional Information About Portfolio Holdings

The Fund is required to file its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) on Form N-Q for its first and third fiscal quarters. The Fund’s Form N-Q is available without charge on the SEC’s website (http://www.sec.gov) or by calling the Fund toll free at (800) 433-1918. You can also obtain copies of the Fund’s Form N-Q by visiting the SEC’s Public Reference Room in Washington, DC (please call the SEC at (800) 732-0330 for information on the operation of the Public Reference Room).

Information About Proxy Voting

Information regarding the Fund’s proxy voting record for the 12 month period ending June 30 of each year is filed with the SEC on Form N-PX no later than August 31 of each year. The Fund’s Form N-PX is available without charge, upon request, by calling the Fund at (800) 433-1918 and on the SEC’s website (http//www.sec.gov). The Fund does not presently invest in voting securities and has therefore not adopted proxy voting policies and procedures.

Qualified Interest Income

For the fiscal year ended March 31, 2014, the Portfolios designate the following percentages of ordinary distributions paid during the fiscal year those are from qualified interest income to foreign shareholders:

Qualified Interest Income
Daily Income Fund – Money Market Portfolio	99%
Daily Income Fund – U.S. Treasury Portfolio	100%
Daily Income Fund – U.S. Government Portfolio	100%

Tax Exempt Income Distribution

For the fiscal year ended March 31, 2014, the Daily Income Fund – Municipal Portfolio paid tax-exempt distributions in the amount of $62,510.

Short Term Capital Gain Distribution

On May 7, 2014, Daily Income Fund – Money Market Portfolio, U.S. Treasury Portfolio and U.S. Government Portfolio, distributed a short-term capital gain distribution of approximately $0.000041740, $0.000014398 and $0.000002093 per share, respectively.

Daily Income Fund

Board Approval of Investment Management Contract (Unaudited)

On March 13, 2014, the Board of Trustees approved the continuance of the Investment Management Contract. Specifically, with regard to the approval of the continuance of the Investment Management Contracts, the Board of Trustees (the “Trustees”) of the Daily Income Fund (the “Fund”) had considered the following factors:

1)	The nature, extent and quality of services provided by the Manager.

The Trustees reviewed in detail the nature and extent of the services provided by the Manager under the terms of the Fund’s Investment Management Contracts and the quality of those services over the past year. The Trustees noted that the services include managing the investment and reinvestment of the Fund’s assets; the provision of reports to the Board regarding changes in portfolio holdings, important developments affecting the entities whose securities are included in the Fund’s portfolio and the money market industry and the economy in general; and the payment of compensation of all officers, trustees and employees of the Fund who are officers of the Manager or its affiliates. The Board also observed that the Manager provides various administrative services to the Fund pursuant to the terms of a separate Administrative Services Contracts and considered the nature, extent and quality of services provided under that agreement as well. The Trustees evaluated these factors based on their direct experience with the Manager and in consultation with counsel to the independent Trustees. The Trustees concluded that the nature and extent of the services provided under the Investment Management Contracts were reasonable and appropriate in relation to the management fees, that the level of services provided by the Manager had not diminished over the past year and that the quality of services continues to be high. The Trustees reviewed the personnel responsible for providing advisory services to the Fund and concluded, based on their experience and interaction with the Manager, that (i) the Manager was able to retain quality portfolio managers and other personnel; (ii) the Manager exhibited a high level of diligence and attention to detail in carrying out its advisory responsibilities under the Investment Management Contracts; (iii) the Manager was responsive to requests of the Trustees; and (iv) the Manager had kept the Trustees apprised of developments relating to the Fund and the industry in general. The Trustees also focused on the Manager’s reputation and long-standing relationship with the Fund and, in particular, the experience of the Manager in advising money market funds. The Trustees also noted the high quality of services provided by the Manager under the Administrative Services Contracts.

2)	The performance of the Fund and the Manager.

The Trustees reviewed the investment performance of the Fund’s Money Market Portfolio, U.S. Treasury Portfolio, U.S. Government Portfolio and Municipal Portfolio (each, a “Portfolio” and together, the “Portfolios”), on an absolute basis, as compared to their iMoneyNet – Money Fund Analyzer fund peer group for the one-month and one-year, three-year, five-year and ten-year periods ended December 31, 2013 for the Money Market Portfolio and U.S. Treasury Portfolio and for the one-month and one-year, three-year and five-year periods ended December 31, 2013 for the U.S. Government Portfolio and Municipal Portfolio. The Trustees and their independent counsel reviewed the factors and methodology used by the Manager in the selection of each Portfolio’s peer group. The peer group categories included: funds with an investment policy similar to that of the Money Market Portfolio as characterized by iMoneyNet; funds with an investment policy similar to that of the U.S. Treasury Portfolio as characterized by iMoneyNet; funds with an investment policy similar to that of the U.S. Government Portfolio as characterized by iMoneyNet; and funds with an investment policy similar to that of the Municipal Portfolio as characterized by iMoneyNet. These peer groups are referred to collectively as the “Peer Groups.” The Manager advised the Board that it does not advise or sub-advise other types of accounts, such as institutional and pension accounts, with similar investment policies to the Portfolios. The Trustees used each Portfolio’s performance against their respective Peer Groups to provide objective comparative benchmarks against which they could assess each Portfolio’s performance. In reviewing each Portfolio’s performance, the Trustees noted that overall the net performance of the Portfolios against their Peer Groups was satisfactory. In particular, the Trustees noted that (i) the Money Market Portfolio’s performance (gross of fees) was at its Peer Group median for the one-month and one-year periods, slightly below its Peer Group median for the three-year period and above its Peer Group median for the five-year and ten-year periods; (ii) the U.S. Treasury Portfolio’s performance (gross of fees) was below its Peer Group median for the one-month and ten-year periods, slightly below its Peer Group median for the one-year period and slightly above its Peer Group median for the three-year and five-year periods; (iii) the U.S. Government Portfolio’s performance (gross of fees) was at its Peer Group median for the one-month period and above its Peer Group median for the one-year, three-year and five-year periods; and (iv) the Municipal Portfolio’s performance (gross of fees) was at its Peer Group median for the one-month and one-year periods and above the Peer Group median for the three-year and five-year periods. The Trustees discussed performance with the Manager and the importance of the Manager’s long-standing philosophy of managing the Fund’s Portfolios with a focus on principal protection as opposed to higher yields relative to peers, a philosophy noted as being especially relevant in the current market environment and in light of publicized credit quality issues experienced by money market funds across the industry.

In connection with its assessment of the performance of the Manager, the Trustees considered the Manager’s financial condition and whether it has the resources necessary to continue to carry out its obligations under the Investment Management Contracts. The Trustees took into account, in this regard, the payments made by the Manager from its own resources to securities brokers, banks and financial institutions or other industry professionals or organizations whose customers are shareholders of the Fund (“Participating Organizations”) in connection with distribution assistance and shareholder servicing provided by the Participating Organizations. The Trustees concluded that the Manager had the financial resources necessary to continue to perform its obligations under the Investment Management Contracts and to continue to provide the high quality services that it had provided to the Fund to date.

3)	The cost of the advisory services and the profits to the Manager and its affiliates from the relationship with the Fund.

In connection with the Trustees’ consideration of the level of the management fees, the Trustees considered a number of factors. The Trustees compared the level of the management fees for the Portfolios against the advisory fees charged to the funds in their respective Peer Groups and each Portfolio’s combined management-administrative fees against fees covering both advisory and administrative services charged to the funds in their respective Peer Groups (noting that the Peer Groups for expense comparison purposes are the same as the Peer Groups for performance comparison purposes). The Trustees also considered comparative total fund expenses of each of the Portfolios and their respective Peer Groups.

Daily Income Fund

Board Approval of Investment Management Contract (Unaudited) (Continued)

The Trustees used this combined fee information and total expense data as a guide to help assess the reasonableness of each Portfolio’s management fee, although they acknowledged that it was difficult to make precise comparisons with other funds since the exact nature of service provided under the respective Peer Groups fund agreements is often not apparent. The Trustees also viewed the respective Peer Groups feeinformation as a whole as useful in assessing whether the Manager was providing services at a cost that was competitive with other, similar funds. In assessing this information, the Trustees considered both the comparative contract rates as well as the level of the management fees after waivers and/or reimbursements and concluded that they were reasonable. The Trustees noted that the total expense ratio for the Money Market Portfolio was higher than the peer group average, that the total expense ratios for the U.S. Treasury Portfolio and U.S. Government Portfolio were lower than the peer group average, and that the total expense ratio for the Municipal Portfolio was equal to the peer group average. The Trustees also noted that the Manager did not advise or sub-advise any other types of accounts, such as institutional or pension accounts, with similar investment policies to the Portfolios. The Trustees concluded that each Portfolio’s total expense ratio was reasonable.

The Trustees considered the profitability to the Manager and its affiliates arising out of their relationships with the Fund. In this regard the Trustees reviewed profitability data relating to the Manager and its affiliates for the year ended December 31, 2013. The Trustees also considered the Manager’s commitment to waive its advisory fees and reimburse expenses in order to maintain a specified yield floor. The Trustees considered revenues received by the Manager under the Investment Management Contracts and Administrative Services Contracts. In reviewing the Manager’s profitability reports, the Trustees and the Manager discussed the Manager’s associated costs and the impact of such costs on the Manager’s net profitability. The Trustees concluded that the profitability of the Fund to the Manager and its affiliates was not excessive.

4)	The extent to which economies of scale will be realized as the Fund grows and whether fee levels reflect those economies of scale.

With respect to the Trustees’ consideration of economies of scale, the Trustees discussed with the Manager whether economies of scale would be realized by it in its management of the Fund at higher asset levels. The Trustees noted that the Fund’s current fee schedule does not contain breakpoints but that the Manager is currently waiving fees. The Trustees also discussed with the Manager whether certain of the Manager’s costs would increase if asset levels rise and observed that as assets rise, the Manager and its affiliates may be required to pay increased fees to Participating Organizations. The Trustees also reviewed the respective Peer Groups data to assess whether the respective Peer Groups funds had advisory or administrative fee breakpoints and, if so, at what asset levels.

5)	Other Factors.

In addition to the above factors, the Trustees acknowledged the importance of the ability of the Manager’s affiliate, the distributor, to market the Fund through its distribution networks, including its customer service and administration system with banks and bank customers. The Trustees also acknowledged the importance of the Fund’s transfer agency arrangements with Reich & Tang Services, Inc., an affiliate of the Manager, in the context of the overall compensation paid to the affiliate and the quality of the services provided.

Based on a consideration of all these factors in their totality, the Trustees, including all of the disinterested Trustees, determined that the Fund’s management fees were fair and reasonable with respect to the quality of services that the Manager provides and in light of the other factors described above that the Trustees deemed relevant. The Trustees based their decision on evaluations of all these factors as a whole and did not consider any one factor as all-important or controlling. The Independent Trustees were also assisted by the advice of independent counsel in making this determination.

Daily Income Fund

Trustees and Officers Information (Unaudited)

Trustees and Officers Information

March 31, 20141

Name, Address[2], and Year of Birth	Position(s) Held with Fund	Term of Office and Length of Time Served[3]	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships held by Trustee
Disinterested Trustees:
Albert R. Dowden, 1941	Trustee	Since 2006	Corporate Director/Trustee for Boss Group, Ltd., Nature’s Sunshine Products, Inc. and Invesco Funds. Mr. Dowden is also a Director/Trustee of one other fund in the Reich & Tang Fund Complex.	Director/Trustee of five portfolios	Director/Trustee for Boss Group, Ltd., Nature’s Sunshine Products, Inc., and Invesco Funds.
Carl Frischling, Esq., 1937	Trustee	Since 2006	Partner of Kramer Levin Naftalis & Frankel LLP (a law firm) since 1994. Mr. Frischling is also a Director/Trustee of one other fund in the Reich & Tang Fund Complex.	Director/Trustee of five portfolios	Former Director of Invesco Funds: retired in December 2012.
Edward A. Kuczmarski, 1949	Trustee	Since 2006	Certified Public Accountant and retired Partner of Crowe Horwath LLP (formerly Hays & Company before merger in 2009) from 1980 to April 2013. Mr. Kuczmarski is also a Director/Trustee of one other fund in the Reich & Tang Fund Complex.	Director/Trustee of five portfolios	Director of ISI Funds, Director of Brookfield Investment Management Funds, and Trustee of Stralem Funds.
William Lerner, Esq., 1936	Trustee	Since 2006	Self-employed consultant to business entities and entrepreneurs for corporate governance, corporate secretarial services, legal and securities matters. Mr. Lerner is also a Director/Trustee of one other fund in the Reich & Tang Fund Complex.	Director/Trustee of five portfolios	Director and Chairman of the Governance Committee of National Holdings Corporation.
Robert Straniere, Esq., 1941	Trustee	Since 1994	Owner, Straniere Law Firm since 1980, NYS Assemblyman from 1981 to 2004. President, NYC Hot Dog Co., since November 2005. Partner, Hantor-Davidoff law firm, 2006 to 2007. Administrative Law Judge, 2009. Mr. Straniere is also a Director/Trustee of one other fund in the Reich & Tang Fund Complex.	Director/Trustee of five portfolios	Director of RBB Funds.
Dr. Yung Wong, 1938	Trustee	Since 1994	Managing Director of Abacus Associates, an investment firm, since 1996. Mr. Wong is also a Director/Trustee of one other fund in the Reich & Tang Fund Complex.	Director/Trustee of five portfolios	Director of KOAH, Inc., Director of the Senior Network, and Director of Intellipower.
Interested/Non-Affiliated Directors:
Steven W. Duff, 1953	Chairman and Trustee[4] Trustee President and Trustee	2014 to Present 1994 to 2013 1994 to 2007	Director/Trustee of one other fund in the Reich & Tang Fund Complex. Mr. Duff was Executive Vice President of Reich & Tang Asset Management, LLC (“RTAM, LLC”), a registered investment adviser until his retirement in December of 2013. Mr. Duff formerly served as the President, Chief Investment Officer and Manager of RTAM, LLC and served as a Director of Reich & Tang Distributors, Inc. and Reich & Tang Services, Inc. He was associated with RTAM, LLC from August 1994.	Director/Trustee of five portfolios	None

Daily Income Fund

Trustees and Officers Information (Unaudited) (Continued)

Name, Address[2], and Year of Birth	Position(s) Held with Fund	Term of Office and Length of Time Served[3]	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships held by Trustee
Interested Trusteee/Officers:
Michael P. Lydon, 1963	President and Trustee[4] Vice President	Since 2007 2005 to 2007	President, Chief Executive Officer and Member of RTAM, LLC. Mr. Lydon has been associated with RTAM, LLC since January 2005. Mr. Lydon is also President and Director/Trustee of one other fund in the Reich & Tang Fund Complex. Mr. Lydon also serves as Chief Executive Officer and Member of Reich & Tang Deposit Solutions, LLC, Executive Vice President and Director of Reich & Tang Distributors Inc., President, Chief Executive Officer and Director for Reich & Tang Services, Inc., and President, Chief Executive Officer and Member of Stable Custody Group LLC and Stable Custody Group II LLC.	Director/Trustee of five portfolios	None
Christopher Brancazio, 1965	Chief Compliance Officer and AML Officer	Since 2007	Senior Vice President, Chief Compliance Officer, AML Officer and Secretary of RTAM, LLC. Mr. Brancazio has been associated with RTAM LLC since September 2007. Mr. Brancazio is also Chief Compliance Officer and AML Officer of one other fund in the Reich & Tang Fund Complex. Mr. Brancazio also serves as Senior Vice President, Chief Compliance Officer, AML Officer and Secretary of Reich & Tang Deposit Solutions, LLC, Reich & Tang Distributors, Inc., Reich & Tang Services, Inc., Stable Custody Group LLC and Stable Custody Group II LLC.	N/A	N/A
Esther Cheung, 1980	Vice President, Treasurer and Assistant Secretary Vice President and Assistant Treasurer	Since 2012 2010 to 2012	Vice President of RTAM, LLC. Ms. Cheung has been associated with RTAM, LLC since June 2010. Ms. Cheung is also Treasurer and Assistant Secretary of one other fund in the Reich & Tang Fund Complex. From February 2004 to May 2010, Ms. Cheung was an audit manager at KPMG LLP.	N/A	N/A
Richard De Sanctis, 1956	Vice President	Since 2005	Executive Vice President and Chief Operating Officer of RTAM, LLC. Mr. De Sanctis has been associated with the Manager since 1990. Mr. De Sanctis is Vice President of one other fund in the Reich & Tang Fund Complex. Mr. De Sanctis also serves as Executive Vice President, Chief Operating Officer and Member of Reich & Tang Deposit Solutions, LLC, Stable Custody Group LLC and Stable Custody Group II LLC, Executive Vice President, Chief Operating Officer and Director of Reich & Tang Distributors, Inc. and Reich & Tang Services, Inc.	N/A	N/A

Daily Income Fund

Trustees and Officers Information (Unaudited) (Continued)

Name, Address[2], and Year of Birth	Position(s) Held with Fund	Term of Office and Length of Time Served[3]	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships held by Trustee
Interested Trustees/Officers (continued):
Chris Economikos, 1963	Vice President	Since 2013	Vice President and Head of Credit of RTAM LLC. Ms. Economikos has been associated with Reich & Tang since April 2013. Ms. Economikos is Vice President of one other fund in the Reich & Tang Fund Complex. From December 2006 to May 2012, Ms. Economikos was Vice President of Financial Institutions at Bayerische Landesbank.	N/A	N/A
Chris Gill, 1964	Vice President	Since 2008	Senior Vice President and Assistant Secretary of RTAM LLC. Mr. Gill has been associated with RTAM LLC and its predecessor since February 1994. Mr. Gill is also Vice President of one other fund in the Reich & Tang Fund Complex. Mr. Gill is a Senior Vice President and Director of Reich & Tang Distributors, Inc., and Reich & Tang Services, Inc., Senior Vice President and Member of Reich & Tang Deposit Solutions, LLC, Senior Vice President of Stable Custody Group LLC and Stable Custody Group II LLC.	N/A	N/A
Joseph Jerkovich, 1968	Vice President Treasurer and Assistant Secretary Vice President	Since 2012 2008 to 2012 2007 to 2008	Senior Vice President and Chief Financial Officer of RTAM, LLC. Mr. Jerkovich has been associated with RTAM, LLC since September 2004. Mr. Jerkovich also serves as Vice President of one other fund in the Reich & Tang Fund Complex. Mr. Jerkovich also serves as Senior Vice President, Chief Financial Officer and Member of Reich & Tang Deposit Solutions, LLC, Senior Vice President and Chief Financial Officer of Reich & Tang Distributors, Inc., Senior Vice President, Chief Financial Officer and Director of Reich & Tang Services, Inc., Senior Vice President, Chief Financial Officer, Treasurer and Member of Stable Custody Group LLC. and Stable Custody Group II LLC.	N/A	N/A
Christine Manna, 1970	Vice President and Secretary	Since 2007	Vice President and Secretary of RTAM, LLC. Ms. Manna is also Secretary of one other fund in the Reich & Tang Fund Complex. Ms. Manna has been associated with RTAM, LLC and its predecessors since June 1995. Ms. Manna is also a Vice President and Assistant Secretary of Reich & Tang Deposit Solutions, LLC, Reich & Tang Distributors, Inc., Reich & Tang Services, Inc., Stable Custody Group LLC and Stable Custody Group II LLC.	N/A	N/A

Daily Income Fund

Trustees and Officers Information (Unaudited) (Continued)

Name, Address[2], and Year of Birth	Position(s) Held with Fund	Term of Office and Length of Time Served[3]	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships held by Trustee
Interested Trustees/Officers (continued):
Thomas Nelson, 1965	Vice President	Since 2012	Senior Vice President and Chief Investment Officer of RTAM, LLC. Mr. Nelson has been associated with RTAM, LLC since June 2010 and is also Vice President of one other fund in the Reich & Tang Complex. Mr. Nelson also serves as Senior Vice President of Reich & Tang Deposit Solutions, LLC and Reich & Tang Distributors, Inc. From December 2008 until June 2010, Mr. Nelson served as the Director of Institutional Sales at Institutional Deposits Corporation, and from January 2006 until October 2007, Mr. Nelson served as a Senior Vice President at ICAP Capital Markets.	N/A	N/A
Robert Rickard, 1969	Vice President	Since 2007	Senior Vice President of RTAM, LLC and Reich & Tang Distributors, Inc. Mr. Rickard has been associated with RTAM, LLC since December 1991. Mr. Rickard is also Vice President of one other fund in the Reich & Tang Fund Complex.	N/A	N/A

[1]

The Statement of Additional Information includes additional information about Daily Income Fund (the “Fund”) trustees/officers and is available, without charge, upon request by calling the Fund’s transfer agent at (800) 433-1918.

[2]	The address for each of the above trustees /officers of the Fund is Reich & Tang Asset Management, LLC, 1411 Broadway, New York, NY 10018.
[3]

Each Trustee will hold office for an indefinite term until the earliest of (i) the next meeting of shareholders, if any, called for the purpose of considering the election or re-election of such Trustee and until the election and qualification of his or her successor, if any, elected at such meeting, or (ii) the date a Trustee resigns or retires, or a Trustee is removed by the Board of Trustees or shareholders, in accordance with the Fund’s Articles of Incorporation, as amended, and Amended and Restated By-Laws. Each officer will hold office for an indefinite term until the date he or she resigns or retires or until his\her successor is elected and qualifies.

[4]

Michael P. Lydon is deemed an interested person of the Fund due to his affiliation with RTAM, LLC, the Fund’s investment adviser. Steven W. Duff is being considered an interested person of the Fund due to his prior affiliation with RTAM, LLC, the Fund’s investment adviser, though he is no longer affiliated.

Protecting Your Privacy at Reich & Tang

This policy applies to Reich & Tang Asset Management, LLC (“RTAM”), its subsidiaries Reich & Tang Distributors, Inc. (“RTD”) and Reich & Tang Services, Inc. (“RTS”), RTS affiliate Reich & Tang Deposit Solutions, LLC (“RTDS”) and RTDS subsidiaries Stable Custody Group LLC, and Stable Custody Group II, LLC (collectively “Reich & Tang”), along with all mutual funds or other funds managed or advised by Reich & Tang Asset Management, LLC.

Who is covered by our Privacy Policy

This Privacy Policy applies to all current and former Reich & Tang customers. New customers receive our Privacy Policy when an account is opened and annually thereafter. You will be notified of any major change to the Privacy Policy.

Protecting customer information

Keeping your personal information secure is important to us at Reich & Tang. This Privacy Policy explains how we protect your privacy, when we collect and use information about you in order to administer your account, and the measures we take to safeguard that information. All personal information provided by our customers is used exclusively to administer our business and related services in a manner consistent with all applicable laws and regulations. It is kept confidential and not sold to third parties for use in marketing or solicitation. We maintain your personal information according to strict confidentiality and security standards.

Types of information we collect from our customers

•	Information from applications, incoming phone calls, online registrations or other forms (such as your name, address, e-mail address, social security number, tax identification number and income).

•	Information about your account, account transactions (e.g., account number, history, use of online products and services) and other transactions with Reich & Tang.

•	Information obtained in connection with our efforts to protect against fraudulent or unauthorized use of your account(s).

•

If you visit our website, we use software to collect anonymous data to better understand website usage and to improve our website. The information is stored in log files and is used for aggregated and statistical reporting. This log information is not linked to personally identifiable information gathered elsewhere on the site. Please refer to the Disclosure section found on our website at www.reichandtang.com for more information.

Use of information

When we collect personal information from you, we will reference this policy or otherwise explain to you how we intend to use the information. We limit the collection and use of personal information to what is necessary to administer our business. We may disclose personal information as required by law, and where we believe in good faith that disclosure is required under law, to cooperate with regulators or law enforcement authorities, to process and service your account(s), to protect against fraud, to protect the security of our records, to protect our rights or property, or upon your written request.

In order to service your account and effect your transactions, we provide your nonpublic personal information to our affiliates and to third-party service providers to effect or process transactions for you or to assist us in servicing your account. We may also disclose nonpublic personal information about you to other service providers who agree to protect the confidentiality of your information and to use the information only for the purpose for which the disclosure is made. They are required to keep this information confidential and not use it for any other purpose than to carry out the services they are performing for Reich & Tang, such as printing statements, checks, etc.

We do not otherwise provide nonpublic personal information about you to outside firms, organizations or individuals except as permitted by law. We restrict access to nonpublic personal information about you to those employees who need to know that information to provide products or services to you. We maintain physical, electronic and procedural safeguards that comply with federal standards to guard your personal information.

Questions

If you have any questions, please call our Client Services Department at 800-433-1918 between the hours of 8:30a.m. and 5:00p.m. Eastern Time, send a letter to Reich & Tang, Attn: Client Services, 1411 Broadway, 28th Floor, New York, NY 10018-3450, or Email: info@rnt.com.

THIS IS NOT PART OF THE SHAREHOLDER REPORT

This report is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus, which includes information regarding the Fund’s objectives and policies, experience of its management, marketability of shares, and other information.

Daily Income Fund

1411 Broadway, 28th Floor

New York, New York 10018

Manager

Reich & Tang Asset Management, LLC

1411 Broadway, 28th Floor

New York, New York 10018

Custodian

The Bank of New York Mellon

2 Hanson Place, 7th Floor

Brooklyn, New York 11217

Transfer Agent & Dividend Disbursing Agent

Reich & Tang Services, Inc.

1411 Broadway, 28th Floor

New York, New York 10018

00116879

Item 2:	Code of Ethics

The registrant has adopted a Code of Ethics applicable to its Principal Executive and Senior Financial Officers. Please note that this Code was last updated on March 6, 2012 to reflect a change in the Officers covered by the Code. To date there have been no waivers granted from a provision of the Code of Ethics for a key officer.

Item 3:	Audit Committee Financial Expert

The registrant’s Board of Directors has determined that there is an audit committee financial expert serving on its audit committee, Edward A. Kuczmarski, who is “independent,” as defined in the instructions to this Item.

Item 4:	Principal Accountant Fees and Services

		FYE 03/31/2014	FYE 03/31/2013

4(a)	Audit Fees	$185,750	$188,000
4(b)	Audit Related Fees	$ 0	$ 0
4(c)	Tax Fees	$19,360	$23,500
4(d)	All Other Fees	$ 0	$ 0

Tax fees for the fiscal years ended March 31, 2014 and March 31, 2013 include fees billed for the preparation and review of tax returns.

4(e)(1) The audit committee has adopted pre-approval policies and procedures whereby the audit committee has pro-approved the provision of certain enumerated tax services to the registrant by the registrant’s principal accountant of the extent the fee is less than $5,000 per occurrence.

4(e)(2) None

4(f) Not Applicable

4(g) The amount of non-audit fees that were billed by the registrant’s accountant for services rendered to (i) the registrant, and (ii) the registrant’s investment adviser and any control person of the adviser that provides ongoing services to the registrant was $176,860 and $173,500 for the fiscal years ended March 31, 2014 and March 31, 2013, respectively.

4(h) The registrant’s audit committee has considered whether its principal accountant’s provision of non-audit services that were rendered to the registrant’s investment adviser, and any control persons of the investment adviser that provides ongoing services to the registrant, that were not pre=approved pursuant to paragraph (c)(7)(ii) of rule 2-01 of Regulation S-X, is compatible with maintaining the principal accountant’s independence.

Item 5:	Audit Committee of Listed Registrants

Not applicable.

Item 6:	Schedule of Investments

Schedule of Investments in securities of unaffiliated issuers is included under Item 1.

Item 7:	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8:     Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 9:	Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors that were implemented after the registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14A, or this Item 9.

Item 10:	Controls and Procedures

(a)	The registrant’s Principal Executive Officer and Principal Financial Officer have evaluated the design and operation of the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized and reported on a timely basis.

(b)	There were no changes in the registrant’s internal controls over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to affect, the registrant’s internal controls over financial reporting.

Item 11:	Exhibits

(a)(1)	Code of Ethics.

(a)(2)	Certifications of Principal Executive Officer and Principal Financial Officer, under Rule 30a-2 of the Investment Company Act of 1940.

(a)(3)	Not applicable.

(b)	Certifications of Principal Executive Officer and Principal Financial Officer, under Section 906 of the Sarbanes-Oxley Act of 2002 and 18 U.S.C. §1350.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Daily Income Fund

By (Signature and Title)*	/s/ Christine Manna
Christine Manna, Secretary

Date: June 5, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Michael P. Lydon
Michael P. Lydon, President

Date: June 5, 2014

By (Signature and Title)*	/s/ Esther Cheung
Esther Cheung, Vice President, Assistant Treasurer

Date: June 5, 2014

* Print the name and title of each signing officer under his or her signature.